As filed with the Securities and Exchange Commission on January 30, 2017

1933 Act File No. 033-45829

1940 Act File No. 811-06563

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 53 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 53 ☒

CALVERT WORLD VALUES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

(301) 951-4800
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on February 1, 2017 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Calvert Equity and Asset Allocation Funds

Prospectus Dated
February 1, 2017

Class (Ticker)
Calvert Balanced Portfolio	A (CSIFX)	C (CSGCX)	Y (CBAYX)	I (CBAIX)
Calvert Equity Portfolio	A (CSIEX)	C (CSECX)	Y (CIEYX)	I (CEYIX)
Calvert Capital Accumulation Fund	A (CCAFX)	C (CCACX)	Y (CCAYX)	I (CCPIX)
Calvert International Equity Fund	A (CWVGX)	C (CWVCX)	Y (CWEYX)	I (CWVIX)
Calvert International Opportunities Fund	A (CIOAX)	C (COICX)	Y (CWVYX)	I (COIIX)
Calvert Small Cap Fund	A (CCVAX)	C (CSCCX)	Y (CSCYX)	I (CSVIX)
Calvert Emerging Markets Equity Fund	A (CVMAX)	C (CVMCX)	Y (CVMYX)	I (CVMIX)

Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund	A (CCLAX)	C (CALCX)	Y (CALYX)	I (CFAIX)
Calvert Moderate Allocation Fund	A (CMAAX)	C (CMACX)	Y (CMLYX)	I (CLAIX)
Calvert Aggressive Allocation Fund	A (CAAAX)	C (CAACX)	Y (CAIYX)	I (CAGIX)

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summaries	4
Calvert Balanced Portfolio	4
Calvert Equity Portfolio	10
Calvert Capital Accumulation Fund	15
Calvert International Equity Fund	20
Calvert International Opportunities Fund	26
Calvert Small Cap Fund	32
Calvert Emerging Markets Equity Fund	37
Calvert Asset Allocation Funds	43
Calvert Conservative Allocation Fund	43
Calvert Moderate Allocation Fund	49
Calvert Aggressive Allocation Fund	55
More Information on Investment Objective, Investment Strategies and Risks	61
Fund of Funds Structure	66
Portfolio Holdings	67
About Responsible Investing	67
Management of Fund Investments	69
About Calvert Research and Management	69
Portfolio Managers	69
Advisory Fees	71
Consulting Fees	71
Administrative Fees	71
Shareholder Information	72
How to Buy Shares	72
Getting Started—Before You Open an Account	72
Choosing a Share Class	72
Reduced Sales Charges (sales load breakpoints/discount)	74
Reinstatement Privilege	76
Distribution and Service Fees	76
Arrangements with Broker/Dealers	77
How to Open an Account	78
Subsequent Investments	79
How Shares are Priced	80
When Your Account will be Credited	81
How to Sell Shares	81
Other Calvert Fund Features/Policies (Exchanges, Market Timing Policy, etc.)	83
Dividends, Capital Gains and Taxes	86
Description of Underlying Funds	87
Glossary of Certain Investment Risks	91

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Financial Highlights	93
Calvert Balanced Portfolio	93
Calvert Equity Portfolio	97
Calvert Capital Accumulation Fund	101
Calvert International Equity Fund	105
Calvert International Opportunities Fund	109
Calvert Small Cap Fund	113
Calvert Emerging Markets Equity Fund	117
Calvert Conservative Allocation Fund	121
Calvert Moderate Allocation Fund	125
Calvert Aggressive Allocation Fund	129
Appendix: The Calvert Principles for Responsible Investment	133

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Fund Summaries

Calvert Balanced Portfolio

Investment Objective

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.52%	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.24%	1.00%	None	None
Other expenses	0.17%	0.23%	0.27%	0.19%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.94%	1.76%	0.80%	0.72%
Less fee waiver and/or expense reimbursement(4)	0.00%	0.00%	(0.06) %	(0.09) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.76%	0.74%	0.63%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.73% for Class Y  shares and 0.62% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$566	$760	$970	$1,575	$566	$760	$970	$1,575
Class C shares	$279	$554	$954	$2,073	$179	$554	$954	$2,073
Class Y shares	$76	$249	$438	$984	$76	$249	$438	$984
Class I shares	$6,438	$22,117	$39,167	$88,603	$6,438	$22,117	$39,167	$88,603

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146 % of its portfolio’s average value.

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in unrated debt securities and in publicly-traded real estate investment trusts ..

An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Adviser to be of comparable credit quality.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events.  The equity portion of the Fund is primarily a large cap U.S. portfolio, although the Fund may also invest in foreign stocks and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the Adviser’s research staff and consideration of the responsible investing criteria described below.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Investment decisions for the fixed-income portion of the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The Fund manages duration and any hedging of interest rate risk in the fixed-income portion of the Fund through the purchase and sale of U.S. Treasury securities and related futures contracts.

Incidental to its main investment strategy, the Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment , which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Adviser may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Adviser. When the Fund purchases unrated securities, it will depend on the Adviser’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark .. The returns in the bar chart are for Class A shares and do not reflect a sales charge .. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com ..

For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was 11.47% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.24% for the quarter ended December 31, 2008.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.62%	7.31%	4.00%
Class A Return After Taxes on Distributions	1.66%	5.53%	2.88%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.68%	5.34%	2.93%
Class C Return Before Taxes	5.87%	7.48%	3.63%
Class Y Return Before Taxes	8.00%	8.51%	4.58%
Class I Return Before Taxes	8.16%	8.85%	5.02%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Balanced Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	8.43%	10.28%	6.95%

*

The Balanced Composite Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000 Index and 40% Bloomberg Barclays U.S. Aggregate Index. Prior to 11/1/2015 , the fixed income component was the Bloomberg Barclays U.S. Credit Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Portfolio Managers

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since November 2015.

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since November 2015.

Jade Huang, Vice President of CRM, has managed the Fund since November 2015.

Charles B. Gaffney, Vice President of CRM, has managed the Fund since December 31, 2016 .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Equity Portfolio

Investment Objective

The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.20%	0.22%	0.14%	0.08%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.09%	1.86%	0.78%	0.72%
Less fee waiver and/or expense reimbursement(4)	0.00%	0.00%	0.00%	(0.02) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.09%	1.86%	0.78%	0.70%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

The contractual administrative fee is 0.12%. Calvert Research and Management (“CRM”) has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$581	$805	$1,047	$1,741	$581	$805	$1,047	$1,741
Class C shares	$289	$585	$1,006	$2,180	$189	$585	$1,006	$2,180
Class Y shares	$80	$249	$433	$966	$80	$249	$433	$966
Class I shares	$7,151	$22,819	$39,858	$89,261	$7,151	$22,819	$39,858	$89,261

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44 % of its portfolio’s average value.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 ® Index at the time of investment.  As of December 31, 2016 , the market capitalization of the Russell 1000 ® Index companies ranged from $ 643 million to $ 618.0 billion with a weighted average level of $ 135.5 billion. The Fund may invest in publicly-traded real estate investment trusts.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Sub-Adviser looks for established companies with a history of steady earnings growth. The Sub-Adviser selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment , which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.  Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The Fund’s performance for Class I shares reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was 17.97% for the quarter ended June 30, 2009 and the lowest quarterly return was -24.39% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	-2.55%	11.07%	6.24%
Class A Return After Taxes on Distributions	-4.91%	8.72%	4.82%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-1.97%	8.74%	4.95%
Class C Return Before Taxes	0.49%	11.33%	5.95%
Class Y Return Before Taxes	2.62%	12.53%	7.05%
Class I Return Before Taxes	2.71%	12.71%	7.31%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.33%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Investment Sub-Adviser. Atlanta Capital Management Company, LLC (“Atlanta Capital” or the “Sub-Adviser”).

Portfolio Managers

Joseph B. Hudepohl, CFA, Managing Director and Principal of Atlanta Capital, has managed the Fund since June 2015.

Lance V. Garrison, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Jeffrey A. Miller, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Robert R. Walton, Jr., CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Capital Accumulation Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.30%	0.34%	0.27%	0.10%
Total annual fund operating expenses	1.32%	2.11%	1.04%	0.87%
Less fee waiver and/or expense reimbursement(4)	(0.11) %	(0.15) %	(0.08) %	(0.02) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.21%	1.96%	0.96%	0.85%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.21% for Class A shares , 1.96% for Class C shares, 0.96% for Class Y  shares and 0.86% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors .. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$592	$863	$1,154	$1,981	$592	$863	$1,154	$1,981
Class C shares	$299	$646	$1,120	$2,430	$199	$646	$1,120	$2,430
Class Y shares	$98	$323	$566	$1,264	$98	$323	$566	$1,264
Class I shares	$8,676	$27,555	$48,024	$107,071	$8,676	$27,555	$48,024	$107,071

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199 % of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Index at the time of investment. As of December 31, 2016, the market capitalization of the Russell ® Midcap Index ranged from $643 million to $57.6 billion with a weighted average level of $13.3 billion. Although primarily investing in mid-cap U.S. companies, the Fund may also invest in small-cap companies. The Fund may invest in publicly-traded real estate investment trusts.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Adviser selects securities primarily on the basis of fundamental research and consideration of the responsible investing criteria described below ..  The portfolio managers utilize the information provided by, and the expertise of, the Adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers seek companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio managers employ a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate relative to the benchmark) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy .  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment .  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with two broad-based market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was 16.97% for the quarter ended December 31, 2010 and the lowest quarterly return was -25.22% for the quarter ended December 31, 2008.

Average Annual Total Returns December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	1.32%	9.36%	6.48%
Class A Return After Taxes on Distributions	1.10%	7.41%	5.40%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.91%	7.24%	5.15%
Class C Return Before Taxes	4.59%	9.58%	6.15%
Class Y Return Before Taxes	6.70%	10.67%	7.13%
Class I Return Before Taxes	6.83%	11.06%	7.75%
Russell® Midcap Index (reflects no deduction for fees, expenses or taxes)	13.80%	14.72%	7.86%
Russell® Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%	13.51%	7.83%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to January 31, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

performance because Class Y has lower class-specific expenses than Class A.   The Fund’s primary benchmark has been changed to the Russell ® Midcap Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Portfolio Managers

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since June 2016.

Jade Huang, Vice President of CRM, has managed the Fund since June 2016.

Charles B. Gaffney, Vice President of CRM, has managed the Fund since December 31, 2016 .

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Equity Fund

Investment Objective

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.86%	0.86%	0.86%	0.86%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.43%	0.61%	0.29%	0.17%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.55%	2.48%	1.16%	1.04%
Less fee waiver and/or expense reimbursement(4)	(0.21) %	(0.39) %	(0.07) %	(0.08) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.34%	2.09%	1.09%	0.96%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) and Eaton Vance Management (International) Limited (“EVMI”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1. 33 % for Class A shares , 2. 08 % for Class C shares , 1. 08 % for Class Y  shares and 0.95% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors .. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVMI during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year ..

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$605	$922	$1,261	$2,216	$605	$922	$1,261	$2,216
Class C shares	$312	$735	$1,286	$2,787	$212	$735	$1,286	$2,787
Class Y shares	$111	$362	$632	$1,403	$111	$362	$632	$1,403
Class I shares	$9,794	$32,300	$56,623	$126,378	$9,794	$32,300	$56,623	$126,378

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94 % of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index at the time of investment. As of December 31, 2016 , the market capitalization of the MSCI EAFE companies ranged from $ 1,082 million to $ 223.7 billion with a weighted average level of $ 44 ..6 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE Index, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The portfolio managers select securities for the Fund primarily on the basis of fundamental research, including consideration of the responsible investing criteria described below.  The portfolio managers seek companies which it believes have strong business franchises but whose value is not yet fully reflected in their share prices. Such companies may include companies with a high return on invested capital, companies with a sustainable competitive advantage and/or companies with shareholder-friendly management teams. In selecting securities to implement the Fund’s core investment approach, the portfolio managers seek companies that, in its opinion, are high in quality or improving in quality. The Fund’s focus on valuation and quality companies may help dampen performance volatility in down markets. Securities may be sold if, in the opinion of the portfolio managers , the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.

The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

The Fund invests no more than 20 % of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs ”) and in exchange-traded funds (“ETFs”).

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment , which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.  Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk.   ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment .  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was 23.55% for the quarter ended September 30, 2009 and the lowest quarterly return was -24.02% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	-8.39%	4.04%	-2.97%
Class A Return After Taxes on Distributions	-9.45%	3.91%	-3.20%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-6.87%	3.28%	-1.95%
Class C Return Before Taxes	-5.61%	4.16%	-3.34%
Class Y Return Before Taxes	-3.66%	5.40%	-2.20%
Class I Return Before Taxes	-3.50%	5.68%	-1.86%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	1.00%	6.53%	0.75%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.  (Source for MSCI EAFE Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Investment Sub-Adviser. Eaton Vance Management (International) Limited (“EVMI” or the “Sub-Adviser”).

Portfolio Managers

Christopher Dyer, Vice President of EVMI, has managed the Fund since December 31, 2016 .

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since November 2015.

Ian Kirwan, Vice President of EVMI, has managed the Fund since December 31, 2016 .

Jade Huang, Vice President of CMR, has managed the Fund since November 2015.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Opportunities Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.87%	0.87%	0.87%	0.87%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.31%	0.74%	0.28%	0.29%
Total annual fund operating expenses	1.43%	2.61%	1.15%	1.16%
Less fee waiver and/or expense reimbursement(4)	0.00%	(0.35) %	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.43%	2.26%	1.15%	1.16%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) and Eaton Vance Management (International) Limited (“EVMI”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.66% for Class A shares, 2.26% for Class C shares, 1.41% for Class Y  shares and 1.20% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVMI during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$614	$906	$1,219	$2,107	$614	$906	$1,219	$2,107
Class C shares	$329	$778	$1,354	$2,918	$229	$778	$1,354	$2,918
Class Y shares	$117	$365	$633	$1,398	$117	$365	$633	$1,398
Class I shares	$11,823	$36,848	$63,831	$140,896	$11,823	$36,848	$63,831	$140,896

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52 % of its portfolio’s average value.

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2016 , the market capitalization of the MSCI EAFE SMID companies ranged from $ 65 million to $ 21.0 billion with a weighted average level of $ 4.4 billion.

The Fund invests no more than 20 % of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries).  In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small- and mid- cap market through fundamental bottom-up research, including consideration of the responsible investing criteria described below .. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as an improver or a rebounder. Such companies are typically characterized by either (i) a catalyst or identifiable positive agent of change, which are not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.  The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance .

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment .  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2007 to December 31, 2016 , the highest quarterly total return for Class A was 24.05% for the quarter ended June 30, 2009 and the lowest quarterly return was -24.15% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Life of Fund
Class A Return Before Taxes	-4.14%	8.21%	0.76%
Class A Return After Taxes on Distributions	-4.58%	7.58%	0.45%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-3.35%	6.57%	0.65%
Class C Return Before Taxes	-1.28%	8.30%	0.44%
Class Y Return Before Taxes	0.88%	9.53%	1.48%
Class I Return Before Taxes	0.95%	9.74%	1.72%
MSCI EAFE SMID Index (reflects no deduction for fees, expenses or taxes)	1.32%	9.46%	0.98%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A. (Source for MSCI EAFE Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Investment Sub-Adviser. Eaton Vance Management (International) Limited (“EVMI” or the “Sub-Adviser”).

Portfolio Managers

Aidan M. Farrell, Vice President of EVMI, has managed the Fund since December 31, 2016 .

Christopher Madden, Vice President of CRM, has managed the Fund since December 31, 2016 .

Jade Huang, Vice President of CRM, has managed the Fund since December 31, 2016 .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Small Cap Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.31%	0.45%	0.25%	0.13%
Total annual fund operating expenses	1.36%	2.25%	1.05%	0.93%
Less fee waiver and/or expense reimbursement(4)	0.00%	(0.13) %	0.00%	(0.02) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.36%	2.12%	1.05%	0.91%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.37% for Class A shares, 2.12% for Class C shares, 1.12% for Class Y  shares and 0.92% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors .. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.   The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$607	$885	$1,184	$2,032	$607	$885	$1,184	$2,032
Class C shares	$315	$691	$1,193	$2,575	$215	$691	$1,193	$2,575
Class Y shares	$107	$334	$579	$1,283	$107	$334	$579	$1,283
Class I shares	$9,286	$29,443	$51,274	$114,117	$9,286	$29,443	$51,274	$114,117

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150 % of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines small companies as those whose market capitalization falls within the range of the Russell 2000 Index at the time of investment. As of December 31, 2016, the market capitalization of the Russell 2000 ® Index companies ranged from $9 million to $10.5 billion with a weighted average level of $2.1 billion.

The Fund may also invest up to 25% of its net assets in foreign securities and in publicly-traded real estate investment trusts.

The Fund offers opportunities for long-term capital appreciation through a mix of smaller company stocks that meet the Fund’s investment criteria.  The Adviser selects securities primarily on the basis of fundamental research, including consideration of the responsible investing criteria described below. In selecting companies for investment, the Adviser may also consider overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, by managing the Fund’s risk profile relative to its benchmark, and by utilizing fundamental analysis of risk/return characteristics in securities selection.   The portfolio managers may sell a security when the Adviser’s price objective for the stock is reached, the fundamentals of the company change, or to pursue more attractive investment options.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge .. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was 16.70% for the quarter ended June 30, 2009 and the lowest quarterly return was -23.11% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	14.29%	14.47%	6.00%
Class A Return After Taxes on Distributions	13.92%	12.43%	5.05%
Class A Return After taxes on Distributions and Sale of Class A Shares	10.89%	11.22%	4.63%
Class C Return Before Taxes	18.09%	14.67%	5.60%
Class Y Return Before Taxes	20.40%	15.81%	6.63%
Class I Return Before Taxes	20.54%	16.27%	7.26%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   Performance results for Class Y shares prior to October 18, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Portfolio Managers

Michael D. McLean, Vice President of CRM, has managed the Fund since December 31, 2016 .

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since November 2015.

J. Griffith Noble, Vice President of CRM, has managed the Fund since December 31, 2016 .

Jade Huang, Vice President of CRM, has managed the Fund since November 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Emerging Markets Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.56%	2.31%	0.48%	0.35%
Total annual fund operating expenses	1.81%	4.31%	1.48%	1.35%
Less fee waiver and/or expense reimbursement(4)	(0.54) %	(2.29) %	(0.46) %	(0.43) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.27%	2.02%	1.02%	0.92%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.27% for Class A shares , 2.02% for Class C shares , 1.02% for Class Y  shares and 0.92 % for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors .. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%.  For Class I, CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$598	$967	$1,360	$2,458	$598	$967	$1,360	$2,458
Class C shares	$305	$1,099	$2,005	$4,326	$205	$1,099	$2,005	$4,326
Class Y shares	$104	$423	$764	$1,729	$104	$423	$764	$1,729
Class I shares	$9,388	$38,524	$69,827	$158,644	$9,388	$38,524	$69,827	$158,644

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32 % of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participation notes (“P-notes”). Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.

The Sub-Adviser considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Sub-Adviser. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.

The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2016 , the market capitalization of the MSCI Emerging Markets Index companies ranged from $ 362 million to $ 148.0 billion with a weighted average level of $ 29.6 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may acquire foreign currency or enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Sub-Adviser seeks to identify companies located in emerging market countries that are trading at a discount to what the Sub-Adviser believes to be their intrinsic value but have the potential to increase their intrinsic value over time . To this end, the Sub-Adviser combines a top-down approach to country analysis with a bottom-up approach to fundamental company research. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Sub-Adviser based on its level of conviction in the country and company with input from proprietary risk models.

The Fund may sell a security when it no longer appears attractive to the Sub-Adviser or does not meet the Fund’s sustainability and corporate responsibility criteria.

Responsible Investing. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards that the investment adviser uses to determine whether a security qualifies as an investment for the Fund. The Fund seeks to invest in emerging market companies whose products, services or industrial and/or business practices contribute towards addressing one or more global sustainability challenges in local or international markets, including (i) development, poverty and health, (ii) environment and climate change, and (iii) rights and governance. Investments are selected for financial soundness and evaluated according to these sustainability and corporate responsibility criteria, the application of which is considered to be in the economic interest of the Fund and its shareholders.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment .  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2012 to December 31, 2016 , the highest quarterly total return for Class A was 9.48 % for the quarter ended September 30, 2016 and the lowest quarterly return was -15.90% for the quarter ended September 30, 2015.

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	1.48%	1.75%
Class A Return After Taxes on Distributions	1.23%	0.60%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.02%	0.84%
Class C Return Before Taxes	4.72%	2.02%
Class Y Return Before Taxes	6.82%	3.22%
Class I Return Before Taxes	6.83%	3.31%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	11.19%	-0.93%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   Class A, Class C, Class Y and Class I commenced operations on October 29, 2012.  (Source for MSCI Emerging Markets Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Investment Sub-Adviser. Hermes Investment Management Limited (“Hermes” or the “Sub-Adviser”).

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Managers

Gary Greenberg, CFA, Lead Portfolio Manager, Hermes , has managed the Fund since October 2012.

Elena Tedesco, CFA, Co-Portfolio Manager, Hermes , has managed the Fund since October 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Conservative Allocation Fund

Investment Objective

The Fund seeks current income and capital appreciation, consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses(3)	0.24%	0.28%	4.81%	0.80%
Acquired fund fees and expenses	0.56%	0.56%	0.56%	0.56%
Total annual fund operating expenses	1.05%	1.84%	5.37%	1.36%
Less fee waiver and/or expense reimbursement(4)	(0.05) %	(0.09) %	(4.62) %	(0.71) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.75%	0.65%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees and Other expenses are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that direct annual ordinary expenses exceed 0.44% for Class A shares , 1.19% for Class C shares , 0.19% for Class Y  shares and 0.09% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees .. The expense reimbursement relates to direct annual ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year ..

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same;

•

any expense limitation is in effect for the period indicated in the fee table above; and

•

the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$572	$788	$1,022	$1,692	$572	$788	$1,022	$1,692
Class C shares	$278	$570	$987	$2,151	$178	$570	$987	$2,151
Class Y shares	$77	$1,192	$2,299	$5,032	$77	$1,192	$2,299	$5,032
Class I shares	$6,641	$36,067	$67,674	$157,325	$6,641	$36,067	$67,674	$157,325

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61 % of its portfolio’s average value.

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including the responsible investing criteria described below ..  The Fund may also invest in cash and short-term money market instruments.  The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

45% to 75% of Fund’s net assets

In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

15% to 45% of Fund’s net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.

The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing ..   In accordance with its asset allocation strategy, the Fund will invest in Calvert fixed-income and equity funds that consider environmental, social and governance factors in selecting their investments.

Principal Risks

Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions . Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments , and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.   An investment’s environmental, social and governance (“ ESG ”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles .  In evaluating an investment , the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 9.08% for the quarter ended September 30, 2009 and the lowest quarterly return was -9.39% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	0.03%	5.16%	4.17%
Class A Return After Taxes on Distributions	-1.34%	3.74%	2.86%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.53%	3.70%	2.91%
Class C Return Before Taxes	3.24%	5.19%	3.49%
Class Y Return Before Taxes	5.27%	6.23%	4.70%
Class I Return Before Taxes	5.36%	6.25%	4.71%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Conservative Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	4.76%	5.87%	5.31%

*

The Conservative Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 22% Russell 3000 ® Index, 7% MSCI EAFE Investable Market Index, 1% MSCI Emerging Markets Index, 60% Bloomberg Barclays U.S. Aggregate Index, and 10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether. On 11/1/15, the fixed income component was changed from the Bloomberg Barclays U.S. Credit Index.   Prior to 3/3/15, the blend was comprised of: 22% Russell ® 3000 Index, 8% MSCI EAFE Investable Market Index, 60% Bloomberg Barclays U.S. Credit Index, and 10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Dan R. Strelow, Vice President of CRM, has managed the Fund since December 31, 2016.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Justin Bourgette, Vice President of CRM, has managed the Fund since December 31, 2016.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Moderate Allocation Fund

Investment Objective

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses(3)	0.30%	0.33%	4.27%	0.15%
Acquired fund fees and expenses	0.56%	0.56%	0.56%	0.56%
Total annual fund operating expenses	1.11%	1.89%	4.83%	0.71%
Less fee waiver and/or expense reimbursement(4)	(0.11) %	(0.14) %	(4.08) %	(0.06) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.75%	0.65%

(1)

Purchases of Class A shares of $1,000,000 or more at net asset value in accounts on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees and Other expenses are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that direct annual ordinary expenses exceed 0.44% for Class A shares, 1.19% for Class C shares, 0.19% for Class Y  shares and 0.09% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to direct annual ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same;

•

any expense limitation is in effect for the period indicated in the fee table above; and

•

the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$572	$801	$1,047	$1,753	$572	$801	$1,047	$1,753
Class C shares	$278	$580	$1,008	$2,200	$178	$580	$1,008	$2,200
Class Y shares	$77	$1,085	$2,098	$4,643	$77	$1,085	$2,098	$4,643
Class I shares	$6,641	$22,102	$38,917	$87,688	$6,641	$22,102	$38,917	$87,688

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of its portfolio’s average value.

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including the responsible investing criteria described below.   The Fund may also invest in cash and short-term money market instruments.  The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

50% to 80% of Fund’s net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

20% to 50% of Fund’s net assets

In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.

The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.   In accordance with its asset allocation strategy, the Fund will invest in Calvert fixed-income and equity funds that consider environmental, social and governance factors in selecting their investments.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Principal Risks

Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments,

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark .. The returns in the bar chart are for Class A shares and do not reflect a sales charge .. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com ..

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 13.24% for the quarter ended June 30, 2009 and the lowest quarterly return was -16.48% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	1.69%	7.52%	3.72%
Class A Return After Taxes on Distributions	-0.04%	6.10%	2.73%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.73%	5.79%	2.80%
Class C Return Before Taxes	4.93%	7.76%	3.44%
Class Y Return Before Taxes	6.93%	8.61%	4.25%
Class I Return Before Taxes	6.98%	8.62%	4.25%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Moderate Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	7.54%	9.31%	5.81%

*

The Moderate Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 47% Russell 3000 ® Index, 15% MSCI EAFE Investable Market Index, 3% MSCI Emerging Markets Index, 30% Bloomberg Barclays U.S. Aggregate Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether. On 11/1/15, the fixed income component was changed from the Bloomberg Barclays U.S. Credit Index.  Prior to 3/3/15, the blend was comprised of: 47% Russell 3000 ® Index, 18% MSCI EAFE Investable Market Index, 30% Bloomberg Barclays U.S. Credit Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Dan R. Strelow, Vice President of CRM, has managed the Fund since December 31, 2016.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015 ..

Justin Bourgette, Vice President of CRM, has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Aggressive Allocation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses(3)	0.35%	0.42%	6.66%	0.40%
Acquired fund fees and expenses	0.55%	0.55%	0.55%	0.55%
Total annual fund operating expenses	1.15%	1.97%	7.21%	0.95%
Less fee waiver and/or expense reimbursement(4)	(0.17) %	(0.24) %	(6.48) %	(0.32) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.73%	0.73%	0.63%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees and Other expenses are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that direct annual ordinary expenses exceed 0.43% for Class A shares, 1.18% for Class C shares, 0.18% for Class Y  shares and 0.08% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to direct annual ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same;

•

any expense limitation is in effect for the period indicated in the fee table above; and

•

the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$570	$807	$1,062	$1,792	$570	$807	$1,062	$1,792
Class C shares	$276	$595	$1,040	$2,276	$176	$595	$1,040	$2,276
Class Y shares	$75	$1,545	$2,951	$6,204	$75	$1,545	$2,951	$6,204
Class I shares	$6,438	$27,079	$49,427	$113,712	$6,438	$27,079	$49,427	$113,712

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of its portfolio’s average value.

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including the responsible investing criteria described below.  The Fund may also invest in cash and short-term money market instruments.  The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

70% to 100% of Fund’s net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

0% to 30% of Fund’s net assets

In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 10% of Fund’s net assets	In cash and short-term money market instruments

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.

The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert fixed-income and equity funds that consider environmental, social and governance factors in selecting their investments ..

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Principal Risks

Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Fixed-Income Investments. The Fund shares the principal risks of fixe d-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments,

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was 16.87% for the quarter ended June 30, 2009 and the lowest quarterly return was -21.79% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.45%	9.67%	3.59%
Class A Return After Taxes on Distributions	0.84%	8.18%	2.72%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.44%	7.60%	2.78%
Class C Return Before Taxes	5.69%	9.54%	2.84%
Class Y Return Before Taxes	7.80%	10.79%	4.12%
Class I Return Before Taxes	7.76%	10.78%	4.12%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Aggressive Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	9.42%	11.68%	5.86%

*

The Aggressive Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 64% Russell 3000 ® Index, 21% MSCI EAFE Investable Market Index, 5% MSCI Emerging Markets Index and 10% Bloomberg Barclays U.S. Aggregate Index. On 11/1/15, the fixed income component was changed from the Bloomberg Barclays U.S. Credit Index.   Prior to 3/3/15 , the blend was comprised of: 64% Russell 3000 ® Index, 26% MSCI EAFE Investable Market Index, and 10% Bloomberg Barclays U.S. Credit Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser ”) is the investment adviser to the Fund.

Portfolio Managers

Dan R. Strelow, Vice President of CRM, has managed the Fund since December 31, 2016 .

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Justin Bourgette, Vice President of CRM, has managed the Fund since December 31, 2016 .

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368- 2745 ). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368- 2745 .

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800- 368-2745 .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

To Buy Shares

New Accounts (include application ) or Subsequent Investments (include investment slip):
Calvert Funds , P.O. Box 219544
Kansas City, MO 64121- 9544

By Registered, Certified or Overnight Mail:
Calvert Funds , c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone : Call 800-368-2745
By Mail : Calvert Funds , P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

More Information on Investment Objective, Investment Strategies and Risks

Investment Objective

The investment objective of each Fund may be changed by the Fund’s Board of Directors/Trustees without shareholder approval.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The “Glossary of Certain Investment Risks” provides more information about the risks that are referred to in this section.

The table below lists the maximum percentage limitations on certain types of Fund investments and strategies.  A description of these investments and strategies and principal risks appears on the pages that follow.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income and equity funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are discussed in this section and are also described in the Fund Summary for the underlying Calvert equity funds that are included in this Prospectus or set forth below under “Description of Underlying Funds” (with respect to the underlying Calvert fixed-income funds and the underlying equity funds that are not included in this Prospectus). See also “Fund of Funds Structure” below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund’s SAI. Incidental to its main investment strategy, each Asset Allocation Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. Futures, options, swaps, and exchange-traded funds are discussed under the sub-sections titled “Description of Investment Strategies and Associated Risks” and “Explanation of Investment Strategies Used by Certain Funds.”

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Fund may not be able to achieve its investment objective.

	Calvert Balanced Portfolio	Calvert Equity Portfolio	Calvert Capital Accumulation Fund	Calvert International Equity Fund	Calvert International Opportunities Fund	Calvert Small Cap Fund	Calvert Emerging Markets Equity Fund
Investment Techniques
Active Trading Strategy/Turnover	µ	❑	❑	❑	❑	❑	❑
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑	❑
Exchange-Traded Funds	❑	❑	❑	µ	❑	❑	❑
Hedging Strategies	µ	NA	NA	NA	NA	NA	NA
Securities Lending	❑	❑	❑	❑	❑	❑	❑
Repurchase Agreements	❑	❑	❑	❑	❑	❑	❑
Securities
Stocks in General	µ	µ	µ	µ	µ	µ	µ
Foreign Securities	25N	25N	25N	µ	µ	25N	µ
Investment Grade Bonds and Comparable Unrated Bonds	µ	❑	❑	❑	❑	❑	❑
Below-Investment Grade Bonds and Comparable Unrated Bonds	15N1	15N1	10N1	5N1	❑	❑	❑
Unrated Debt Securities	µ	❑	❑	❑	❑	❑	❑
Illiquid Securities	15N	15N	15N	15N	15N	15N	15N
Asset-Backed Securities	µ	❑	❑	❑	❑	❑	❑
Mortgage-Backed Securities	µ	❑	❑	❑	❑	❑	❑
P-Notes	NA	NA	NA	❑	❑	NA	10T

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

	Calvert Balanced Portfolio	Calvert Equity Portfolio	Calvert Capital Accumulation Fund	Calvert International Equity Fund	Calvert International Opportunities Fund	Calvert Small Cap Fund	Calvert Emerging Markets Equity Fund
Derivative Instruments
Currency Contracts	❑	❑	5T	5T	5T	❑	5T
Options on Securities and Indices	5T2	5T2	5T2	5T2	5T2	5T2	5T2
Futures Contracts	5N3	5N3	5N3	5N3	5N3	5N3	5N3

1

Excludes any High Social Impact Investments.

2

Limitation applies to net premium payments.

3

Limitation applies to initial margin required to establish position.

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
xN	Allowed up to x% of Fund’s net assets
xT	Allowed up to x% of Fund’s total assets
NA	Not applicable to this Fund

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the types of risk involved with each strategy are listed. This information is supplemental to the information about risk in each Fund Summary. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees, and lower returns. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.  The Funds may also invest in ETFs to gain broad market or sector exposure.

Risks: Correlation and Market

Securities Lending.  The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Risks: Credit and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration and interest rate risk.

Risks: Correlation and Opportunity

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Risks: Credit and Market

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign Securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.  Such investments are generally denominated in foreign currency.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service (“Moody’s”), or if unrated, considered to be of comparable credit quality by the Fund’s Adviser or Sub-Adviser.

Risks: Interest Rate, Duration, Market and Credit

Below-Investment Grade Bonds. Bonds rated below BBB-/Baa3 by S&P or Moody’s, or assigned an equivalent rating by an NRSRO, and unrated bonds considered to be of comparable quality by a Fund’s Adviser or Sub-Adviser (so-called “junk bonds”) are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

Illiquid Securities. Securities that cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Asset-Backed Securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

Mortgage-Backed Securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Derivative Instruments and Associated Risks

Options on Securities and Indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time.  A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (i.e., it will be “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Explanation of Strategies Used by Certain Funds

All Funds

Repurchase Agreements. Repurchase agreements are arrangements under which a Fund buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser, the Sub-Adviser, or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser or Sub-Adviser fail to use futures in accordance with Rule 4.5, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.

Securities Lending. The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral. All incremental income generated from such activities will be accrued to the Fund. Unless market practice otherwise permits, the collateral for any such permissible securities lending activities will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, are marked to market on a daily basis. There is a risk that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Acquired Fund Fees and Expenses (all Funds other than the Calvert Conservative, Moderate and Aggressive Asset Allocation Funds).  A Fund’s investments in mutual funds, hedge funds, private equity funds and other investment companies may result in acquired fund fees and expenses in the Fund’s expense table which reflect the estimated amount of fees and expenses incurred indirectly by the Fund.  These fees include underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that a Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Balanced Portfolio

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund

ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.  GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Emerging Market Securities. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. The Fund may also enter into foreign currency transactions to facilitate settlement transactions or to hedge exposure to underlying currencies. To manage currency exposure, the Fund may enter into forward currency contracts to “lock in” the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.

Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, Calvert Aggressive Allocation Fund and Calvert Emerging Markets Equity Fund

Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Fund of Funds Structure

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a “fund of funds.” Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds other than Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund. Please turn to “Description of Underlying Funds” in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income funds and the Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund. Additional investment practices of the underlying funds are described in (i) the applicable fund’s SAI, (ii) the Calvert Income Funds Prospectus dated February 1,  2017 for the underlying fixed-income funds, and (iii) the Calvert Responsible Index Funds Prospectus dated February 1, 2017 for the underlying Responsible Index Funds ..

Portfolio Holdings

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.  Fund portfolio holdings as of each month end normally are available on the Calvert website approximately 30 days after month end.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

About Responsible Investing

Investment Selection Process

The responsible investing criteria for each Fund are described below.  CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the environmental, social and governance (“ESG”) factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund.  The responsible investment criteria of a Fund may be changed by the Board of Directors without shareholder approval.

Balanced Portfolio may invest in a fixed-income security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager , the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria , the security will be sold in accordance with CRM’s procedures , at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, a Fund may invest in cash, cash equivalents and ETFs .. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which a Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s responsible investment criteria.

All Funds except Emerging Markets Equity Fund and Asset Allocation Funds.  Fund investments are evaluated under The Calvert Principles for Responsible Investment (included as an appendix to this Prospectus), which provide a framework for considering ESG factors that may affect investment performance.

Calvert Emerging Markets Equity Fund.  The Fund seeks to invest in companies that contribute to addressing one or more global sustainability challenges in their local and/or international markets.  Actions by companies to address such global sustainability challenges include the following themes:

Promoting economic development, income generation and poverty reduction

•

Improving quality of life in poor households and communities

•

Supporting agricultural innovation and food security

•

Providing access to safe medicines and low-cost health care

•

Expanding digital access and mobile communications for underserved communities and populations

Mitigating and adapting to climate change and other environmental challenges

•

Enhancing access to clean water and sanitation infrastructure

Respecting human rights, labor rights, and Indigenous Peoples’ rights in local communities/workplaces

•

Fostering gender equity and diversity in workplaces and local communities

•

Overcoming corruption through transparency and improved governance

Calvert Asset Allocation Funds.  Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing in Calvert fixed-income and equity funds that meet the Fund’s investment criteria (“Underlying Funds”).  Each Underlying Fund selects investments based on the criteria (including responsible investment criteria ) described in its Prospectus.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and shareholder advocacy to encourage positive change in companies .. CRM’s activities may include , but are not limited to:

Dialogue with Companies ..  CRM may initiate dialogue with management through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern.

Proxy Voting ..   As a shareholder of the companies in its portfolio , each Fund typically has an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. CRM votes proxies consistent with the Fund’s proxy voting guidelines attached to the SAI.

Shareholder Resolutions ..  CRM may propose that companies submit resolutions to their shareholders on a variety of ESG issues. CRM believes that submitting shareholder resolutions may help establish dialogue with management and encourage companies to take action.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Special Investment Programs

As part of its interest in fostering innovative ESG initiatives, each Fund (other than the Asset Allocation Funds ) may invest a small percentage of its net assets through special non-principal investment strategies – the High Social Impact Investments program and the Special Equities program.  The Funds may invest up to the following percentage of its net assets in each program as follows:

Fund	High Social Impact Investments	Special Equities
Balanced Portfolio	1%	3%
Equity Portfolio	1%	3%
Capital Accumulation Fund	3%	3%
International Equity Fund*	3%	3%
International Opportunities Fund*	3%	3%
Small Cap Fund	1%	3%
Emerging Markets Equity Fund	3%	3%

* High Social Impact Investments and Special Equities investments are excluded from Calvert International Equity Fund’s and Calvert International Opportunities Fund‘s limit on investments in U.S. companies of 20% of each Fund’s net assets .

High Social Impact Investments Program.  Each Fund may invest in the High Social Impact Investments program.  High Social Impact Investments are investments that, in the Adviser’s opinion, offer the opportunity for significant sustainability and social impact.  The program includes (i) debt obligations that offer a below-market interest rate and (ii) equity investments that may not generate a market rate of return.

High Social Impact Investment debt obligations are unrated and of below-investment grade quality , and involve a greater risk of default and price decline than investment grade investments.  High Social Impact Investments are illiquid, and a Fund may be unable to dispose of them at current carrying values.

Each Fund’s High Social Impact Investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser .. See “How Shares Are Priced” in this Prospectus. High Social Impact Investments by a Fund may be direct investments in an issuer or investments in an intermediate entity that then makes High Social Impact Investment , such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds have invested in Community Investment Notes (“Notes”) issued by the Calvert Social Investment Foundation (the “Foundation”). The Foundation is a non-profit charitable and educational foundation that connects investors with organizations around the globe working to develop affordable housing, create jobs, protect the environment and achieve other social good. The Foundation issues Notes to individual and institutional investors and invests the proceeds in not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low - income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society ..  The Foundation issues Notes with interest rates that range from 0% – 4% and terms ranging from one to 15 years, and in turn makes loans at below-market rates.  The Foundation has licensed use of the Calvert name from the Adviser and the Adviser’s President and Chief Executive Officer serves on the Foundation Board.  The Foundation is not owned or otherwise controlled by the Adviser or its affiliates.  In connection with the recent change in the Fund’s investment adviser, the Fund intends to request a new exemptive order from the SEC to permit additional investment in Notes.

Special Equities Program.  As noted above, each Fund may invest in the Special Equities program, which enables the Fund to promote approaches to responsible investment goals through privately placed investments. Special Equities investments are generally privately placed venture capital investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. At purchase, most Special Equities investments are expected to have projected returns commensurate with assumed risk levels. A small percentage of Special Equities investment may have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive societal impact.

The Fund Board or a committee thereof identifies, evaluates, and selects the Fund’s Special Equities investments. Each Fund has retained Daryn Dodson and Jeremy Sookhoo as consultants to provide research to the Board relating to Special Equities investments.   Special Equities investments involve a high degree of risk and are subject to liquidity, information and transaction risk. Foreign Special Equities investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances,

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

to lose its value entirely.  Each Fund’s Special Equities investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus.

Management of Fund Investments

About Calvert Research and Management

Calvert Research and Management (CRM or the Adviser), is a business trust established under the laws of the Commonwealth of Massachusetts ..  CRM became the investment adviser to each Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement between each Fund and CRM and investment sub-advisory agreements between CRM and EVMI and CRM and Atlanta Capital, both subsidiaries of EVC, for providing investment sub-advisory services to certain Funds as described herein.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM’s address is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110.

CRM also serves as administrator to each Fund, providing administrative services and related office facilities.  The fees payable by the Fund for administrative services are described below.

Portfolio Managers

Calvert Balanced Portfolio.   The portfolio managers of the Fund are Charles B. Gaffney (since December 31, 2016 ), Christopher Madden, Jade Huang, Vishal Khanduja and Brian Ellis (all since November 2015).  Mr. Gaffney is a Vice President of CRM and has been an employee of the Eaton Vance organization for more than five years.   He currently manages other funds and portfolios.  Mr. Madden and Ms. Huang manage other Calvert funds and are Vice Presidents of CRM .. Prior to joining CRM on December 31, 2016, Mr. Madden and Ms. Huang served as equity analysts and portfolio managers at CIM for more than five years.  Mr. Khanduja manages other CRM funds and is a Vice President of CRM .. Prior to joining CRM on December 31, 2016, he was Portfolio Manager and Head of Taxable Fixed Income at CIM and prior to July 2012 he was a Portfolio Manager – Global Rates and Currency Team at Columbia Management .. Mr. Ellis manages other CRM funds and is a Vice President of CRM .. Prior to joining CRM on December 31, 2016, he was a member of the Taxable Fixed Income Team at CIM since May 2012 and prior thereto a Business Analyst at CIM .

Calvert Equity Portfolio.   Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital ) with offices at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309 .. Atlanta Capital has managed the assets of the Fund since September 1998. Atlanta Capital had over $ 19 .1 billion in assets under management as of September 30, 2016 .

The portfolio managers of the Fund are Joseph B. Hudepohl, Lance V. Garrison, Jeffrey A. Miller and Robert R. Walton (all since June 2015).  Mr. Hudepohl has been Managing Director and Portfolio Manager at Atlanta Capital since June 2015.  Prior to joining Atlanta Capital he was Managing Director and Portfolio Manager, Logan Circle Partners, L.P., a division of Fortress Investment Group LLC from June 2013 – May 2015 and held various positions including Managing Director and Portfolio Manager at Goldman Sachs Asset Management from 1997 – 2013 .  Messrs. Garrison and Walton have been Vice Presidents and Portfolio Managers at Atlanta Capital for more than five years.  Mr. Miller has been a Portfolio Manager since June 2015 and a Vice President of Atlanta Capital since August 2014.  Prior to joining Atlanta Capital he was a Portfolio Manager and Analyst at Crawford Investment Counsel from 2011 – 2014 and a Global Technology Analyst at Institutional Capital Corporation from 1999 – 2011 .

Calvert Capital Accumulation Fund.   The portfolio managers of the Fund are Charles B. Gaffney (since December 31, 2016 ), Christopher Madden and Jade Huang ( each since June 2016).  Additional information about Messrs. Gaffney, Madden and Ms. Huang appears above.

Calvert International Equity Fund.   Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Management (International) Limited (EVMI ) with offices at 125 Old Broad Street, London, EC2N 1AR .. EVMI has served as sub-adviser of the Fund since December 31, 2016 .  EVMI had approximately $8 billion in assets under management as of September 30, 2016.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

The portfolio managers of the Fund are Christopher Dyer and Ian Kirwan ( each since December 31, 2016 ), Christopher Madden and Jade Huang (each since November 2015 ).  Additional information about Mr. Madden and Ms. Huang appears above.  Mr. Dyer manages other funds , is a Vice President of EVMI and Director of Global Equity for the Eaton Vance organization. Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015).  Mr. Kirwan joined EVMI as a Vice President in October 2015 ..  Prior to joining EVMI, Mr. Kirwan served as an analyst and/or portfolio manager at Qatar Investment Authority, Lazard Asset Management, Alliance Bernstein, and Schroder Investment Management.

Calvert International Opportunities Fund.   Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to EVMI. The portfolio managers of the Fund are Aiden Farrell , Christopher Madden and Jade Huang (each since December 31, 2016).  Additional information about Mr. Madden and Ms. Huang appears above.  Mr. Farrell joined EVMI as a Vice President in July 2015 . Prior to joining EVMI, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager (2008-2015). Mr. Farrell also manages other funds and portfolios .

Calvert Small Cap Fund.   The portfolio managers of the Fund are Michael D. McLean and J. Griffith Noble ( each since December 31, 2016 ), Christopher Madden and Jade Huang (each since November 2015).  Additional information about Mr. Madden and Ms. Huang appears above.  Mr. McLean is a Vice President of CRM and has been an employee of the Eaton Vance organization for more than five years.  He currently manages other funds and portfolios.  Mr. Noble is a Vice President of CRM and has been an employee of the Eaton Vance organization since 2012.  Prior to joining Eaton Vance in 2012, he was an equity analyst with Black Rock, Inc. (2008-2012).  He currently manages other funds and portfolios.

Calvert Emerging Markets Equity Fund.   Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes ) with offices at Lloyds Chambers, 1 Portsoken Street, London E1 8HZ .. Hermes has managed the assets of the Fund since the Fund’s inception in October 2012.

The portfolio managers of the Fund are Gary Greenberg and Elena Tedesco (each since October 2012).  Mr. Greenberg has been Lead Portfolio Manager for the Emerging Markets Team at Hermes for more than five years.  Ms. Tedesco has been a Portfolio Manager (Eastern Europe, Middle East and Africa) for the Emerging Markets Team at Hermes for more than five years.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund.   The portfolio managers of the Funds are Dan R. Strelow, Justin H. Bourgette (each since December 31, 2016 ) and Vishal Khanduja (since November 2015).  Additional information about Mr. Khanduja appears above.  Messrs. Strelow and Bourgette are Vice Presidents of CRM and have been employees of the Eaton Vance organization for more than five years.  They each currently manage other funds and portfolios.

The SAI for a Fund provides additional information about a portfolio manager’s management of other accounts, compensation and ownership of securities in a Fund.

Advisory Fees

The table below shows the annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the fiscal year ended September 30, 2016 as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees paid to Calvert Investment Management, Inc .. (“CIM”), the former adviser to each Fund. Sub-advisory fees paid by CIM to a Sub-Adviser are reflected in the total advisory fees paid by the Fund to CIM. The advisory fee does not include administrative fees.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to CRM for performing investment advisory services (and did not pay advisory fees to CIM). CRM, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds.

Advisory Fee
Calvert Balanced Portfolio	0.40%
Calvert Equity Portfolio	0.50% (1)
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.74%
Calvert International Opportunities Fund	0.75%
Calvert Emerging Markets Equity Fund	0.95% (2)
Calvert Small Cap Fund	0.70% (3)

(1)

Effective December 31, 2016, the annual advisory fee rate is 0.50% on average daily net assets up to and including $2 billion; 0.425% on assets over $2 billion up to and including $3 billion and 0.375% on assets over $3 billion.

(2)

Effective December 31, 2016, the annual advisory fee rate is 0.88% of the Fund’s average daily net assets.

(3)

Effective December 31, 2016, the annual advisory fee rate is 0.68% of the Fund’s average daily net assets.

A discussion regarding the basis for the approval by the Funds’ respective Board of Trustees/Directors of the investment advisory agreement and any applicable sub-advisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

Consulting Fees

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Prior to December 31, 2016, Morningstar Investment Management LLC (“Morningstar”) served as an asset allocation consultant and provided guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Each Asset Allocation Fund paid Morningstar an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services.  Morningstar is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

Administrative Fees

The administrative fees (as a percentage of the Fund’s net assets) paid by each Fund , net of waiver, for the fiscal year ended September 30, 2016 were as follows.   For information about administrative fees by each share class of each Fund prior to February 1, 2016, please see the section entitled “Administrative Services” in the Funds’ Statement of Additional Information.

Fund	Administrative Fee(1)
Calvert International Equity Fund	0.15%
Calvert Emerging Markets Equity Fund	0.12%
Calvert International Opportunities Fund	0.14%
Calvert Balanced Portfolio	0.12%
Calvert Capital Accumulation Fund	0.12%
Calvert Small Cap Fund	0.13%
Calvert Equity Portfolio	0.13%
Calvert Conservative Allocation Fund	0.12%
Calvert Moderate Allocation Fund	0.13%
Calvert Aggressive Allocation Fund	0.13%

(1)

Commencing February 1, 2016, the annual administrative fee paid by each share class of each fund listed above is 0.12 % of average daily net assets.  CRM has agreed to contractually waive 0.02% of the administrative fee annually for Class I shares of Calvert Emerging Markets Equity Fund, Calvert Equity Portfolio, Calvert Capital Accumulation Fund, and Calvert Small Cap Fund through January 31, 2018. Commencing December 31, 2016, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Funds and Calvert Aggressive Allocation Fund no longer pay a fee for administrative services ..

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Shareholder Information

Effective December 31, 2016, Eaton Vance Distributors, Inc. became the principal underwriter of the Fund (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC. Prior thereto, Calvert Investment Distributors, Inc. served as each Fund’s distributor.   For more information on buying and selling shares, please contact your financial professional or Calvert funds at 800-368- 2745 ..

How to Buy Shares

Getting Started – Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts may be opened in a Calvert fund ..

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•

the amount you wish to invest;

•

the length of time you plan to keep the investment;

•

the Class expenses; and

•

whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class you should choose ..

Choosing a Share Class

The following chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply for one year to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 0.25% on the average daily net assets of Class A shares annually.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 1.00% on the average daily net assets of Class C shares annually.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Class Y Shares: No Sales Charge

Investor Type	Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.

Class I Shares: No Sales Charge

Investor Type

Class I shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class I shares have no 12b-1 fee.

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Balanced Portfolio, or if the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

*

This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert funds that impose sales charges.

**

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge (CDSC) of 0.80%.  The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class C

(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Class Y

(All Funds)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

Class I

(All Funds)

Class I shares are sold without any initial sales load or CDSC.

Class I shares require a minimum account balance of $1,000,000. The $1 ,000,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Information regarding sales load breakpoints/discounts is also available on the Calvert fund website at www.calvert.com.

Rights of Accumulation can be Applied to Several Accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform criteria which enable EVD and broker/dealers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of EVD or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to EVD or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, EVD will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is also no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert funds have been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 403(b) or 401(k) plan has in Calvert funds is at least $1 million. These sales charge waivers do not apply to traditional, commission-based brokerage arrangements.

Neither the Funds, nor EVD, nor any affiliate of EVD will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by EVD of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Funds, c/o Eaton Vance Home Office, 2 International Place, Boston, MA  02110 or email the request to: EVHomeOffice@eatonvance.com ..

College Savings Plans under Section 529

If a Calvert fund is offered as an investment option for the D.C. College Savings Plan, there is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

•

directors, officers, and employees of any sub-adviser for the Calvert funds, employees of broker/dealers distributing the Fund’s shares and family members of the Sub-Adviser, or broker/dealer;

•

purchases made through a registered investment adviser (does not apply to clients in traditional, commission-based brokerage arrangements);

•

trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

•

clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

•

purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) registered investment advisers (does not apply to clients in traditional, commission-based brokerage arrangements); or (b) retirement or deferred compensation plans and trusts used to fund those plans established under sections 401(a), 401(k), 403(b) or 457 of the Code, and “rabbi trusts” (does not apply to clients in traditional, commission-based brokerage arrangements); and

•

the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert funds IRA with Calvert funds or their agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/ transfer instruction that reasonably supports this funding source requirement.

•

Shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Established Accounts

You may purchase shares of Calvert Balanced Portfolio at net asset value if your account was established on or before July 17, 1986. To take advantage of this sales charge waiver, you must purchase shares directly from EVD and notify Calvert funds at the time of purchase. If you do not let Calvert funds know that you are eligible, you may not receive this sales charge waiver to which you are otherwise entitled. In order to determine your eligibility, it may be necessary for you to provide Calvert funds with information and records, including account statements.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert fund automatically invested in another Calvert fund account with no additional sales charge.

Purchases Made at Net Asset Value (“NAV”)

If you purchase shares at NAV, you may exchange such shares for shares of another Calvert fund without incurring a sales charge.

Reinstatement Privilege (Class A)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge.   In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a distribution plan for Class A and Class C shares under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees and (in the case of Class C shares) service fees for (i) the distribution services and facilities furnished to the Fund and (ii) any personal and/or account maintenance services provided to the Class shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the distribution fees paid with respect to each Class, which are based on average daily net assets ..

	Annual Fee
Fund	Class A	Class C
Calvert Balanced Portfolio	0.24% (1)	1.00%*
Calvert Equity Portfolio	0.25%	1.00%*
Calvert Capital Accumulation Fund	0.25%	1.00%*
Calvert International Equity Fund	0.25%	1.00%*
Calvert International Opportunities Fund	0.25%	1.00%*
Calvert Small Cap Fund	0.25%	1.00%*
Calvert Emerging Markets Equity Fund	0.25%	1.00%*
Calvert Conservative Allocation Fund	0.25%	1.00%*
Calvert Moderate Allocation Fund	0.25%	1.00%*
Calvert Aggressive Allocation Fund	0.25%	1.00%*

*

The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee.

(1)

The distribution fee of 0.25% is applied on assets under management over $30 million.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Arrangements with Broker/Dealers

The Fund’s principal underwriter generally pays a sales commission to broker/dealers on sales of Class A and Class C shares ( as a percentage of the amount sold and which, in the case of Class A, is a portion of the front-end sales charge). The principal underwriter also generally pays intermediaries an annual distribution and/or service fee on Class A and Class C shares sold by the intermediaries (based on the average daily net assets of shares sold by the intermediary).  The maximum sales commissions and annual distribution and/or service fees are shown below .

Maximum Commission/Distribution and/or Service Fees
Fund	Class A	Class C *
Calvert Balanced Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Equity Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Fund	4.00%/0.25%	1.00%/1.00%
Calvert Emerging Markets Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	1.00%/1.00%

*

The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee.  These fees are paid to broker/dealers beginning in the 13th month after the purchase of Class C shares.

Additional Payments to Financial Intermediaries

CRM, EVD, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer.  CRM, EVD or their affiliates may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer's relationship with CRM, EVD or their affiliates. CRM, EVD or their affiliates determines the amount of these payments in its sole discretion. These payments may create an incentive for a broker-dealer or its representatives to recommend or offer shares of a Fund to its customers. CRM may benefit from these payments to the extent the broker/dealers sell more Fund shares because CRM receives greater management and other fees as Fund assets increase.  These additional payments are made by CRM, EVD or their affiliates and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. EVD may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert fund with a lower finder’s fee within one year, then EVD may recoup the difference in the finder’s fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CDSC of up to 0.80% (the finder’s fee actually paid). All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

Payments for Sub-Transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Adviser) that provide sub-transfer agent/recordkeeping and/or other similar administrative services to certain groups of investors in the Calvert funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment.  Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert fund reports, prospectuses and other communications to shareholders as required.

The amount paid by the Fund for such services varies depending on the share class and services provided, but the Fund will not pay more than 0.11% of its average net assets attributable to the financial intermediary. Any fees due to the financial intermediary for such services that exceed this amount are paid by CRM or its affiliates , not the Fund.

Eaton Vance provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives $8 per Fund account held directly on the books of the transfer agent.  Prior to December 31, 2016, Calvert Investment Services, Inc. provided similar services to, and received the same fees from, the Fund.

How to Open an Account

In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam.   Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland except as described in the Funds’ SAI. The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. All Class Y purchases must be made by bank wire or via the National Securities Clearing Corporation (“NSCC”), or ACH funds transfer, as applicable in U.S. dollars. For additional information and wire instructions, call Calvert Funds at 800-368-2745.

Class A and C Shares

The Funds no longer accept new applications for direct purchases of Class C shares. Any application received by the Funds’ transfer agent for investment in Class C shares on which no broker-dealer or financial adviser is specified will automatically be invested in Class A shares.  A Fund will waive the front-end sales charge for shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Complete and sign an application for each new account (the application is available by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert funds’ client services department at 800-368-2745.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert Funds , P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert Funds , c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Class Y Shares

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with EVD. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.

EVD will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Class I Shares

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer, via NSCC, or ACH funds transfer, as applicable in U.S. dollars. For more information and wire instructions, call Calvert at 800- 368-2745 .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

The minimum initial investments amount for Class I is $1,000,000.  The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•

the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•

the investor has agreed to make additional Class I investments within a reasonable amount of time;

•

discretionary wrap programs; and

•

certain omnibus accounts, such as those purchasing for a fund of funds.

Registered investment advisers who invest in Class I through certain broker-dealers through an omnibus account may aggregate client orders to meet the $1,000,000 initial investment minimum, provided that the Fund is not required to pay a sub-transfer agent or similar administrative fees per shareholder account to any third party.

A Fund may also waive the initial Class I investment minimum for current or former Directors, Trustees, Officers or employees and their family members of the Calvert funds or CRM; or any firm that serves as sub-adviser to any Calvert fund at the time Fund shares are purchased ..  A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.  For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50.  Additional requirements may apply.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Subsequent Investments (Class A and Class C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert Funds , P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert Funds , c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. Eastern Time (“ET”)) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert Funds and may charge you for services provided.

How Shares are Priced

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which generally coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). If trading on the NYSE is halted for the day before 4 p.m. ET, a Fund’s NAV generally will still be calculated as of the close of regular trading on the NYSE. Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Adviser determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Adviser, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors.  No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in general, fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Adviser, under the ultimate supervision of the Board and pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund have retained a third-party fair value pricing service, pursuant to the respective Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. ET may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

When Your Account Will be Credited

Class A, C and Y

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent however, as a convenience, check purchases received at the funds’ office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Class I

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•

The Fund name and account number.

•

The amount of the transaction (in dollars or shares).

•

Signatures of all owners exactly as registered on the account (for mail requests).

•

Signature guarantees (if required).  For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

•

Any supporting legal documentation that may be required.

•

Any outstanding certificates representing shares to be redeemed.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

How to Sell Shares

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee).  The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in a Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.  To the extent the Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If illiquid securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  A shareholder’s ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law.  A shareholder may only be able to

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.  Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. In such an event, this Prospectus will be updated accordingly.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, Class C and Class I Shares) – call 800-368-2745

Class A and Class C Shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Class I Shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank account you have previously authorized.  All redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars. Each ACH funds transfer is limited to $300,000. To add instructions to permit an electronic funds transfer to be sent to an account not previously authorized you must send us those instructions in a letter that is signature guaranteed.

Written Requests (Class A, Class C and Class I Shares)

Send your written requests to: Calvert Funds , P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Systematic Check Redemptions and Distributions by Check (Class A and Class C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

Corporations and Associations (Class A, Class C and Class I Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, Class C and Class I Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Through your Broker/Dealer (All Classes)

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert funds and may charge you for services provided.

Other Calvert Fund Features/Policies

Website (For 24-hour performance and pricing information, visit www.calvert.com)

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A , Class C and Class I only).

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A and Class C Shares)

By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A and Class C Shares)

You may purchase Class A or Class C shares or sell Class A or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, Class C and Class I Shares)

You may purchase or redeem or exchange Class A , Class C or Class I shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Shareholders may exchange shares of a class of the Fund for shares of the same class of another Calvert fund at net asset value, subject to any requirements in the acquired fund’s prospectus and the exceptions and limitations noted below.  You may give exchange instructions by telephone if telephone redemptions have been authorized for your account and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert fund, except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.  Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event.

An exchange must satisfy the minimum investment amount for that Calvert fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Restrictions on Excessive Trading and Market Timing

The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities, emerging market securities and securities of certain small- and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “How Shares are Priced”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of the Calvert funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, each Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Calvert fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts;

•

transactions made by a Calvert fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or

•

transactions in shares of Calvert Ultra-Short Income Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Calvert funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with the Funds’ principal underwriter that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert funds at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Class A, Class C and Class Y.  Please maintain a balance in your Fund accounts of at least $2,000 per class for regular accounts/$1,000 per class for IRA accounts.  If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class).

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Class I.  Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Dividends, Capital Gains, and Taxes

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Calvert Balanced Portfolio	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly

Calvert Equity Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Emerging Markets Equity Fund	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may also realize a capital gain or loss when you sell or exchange shares. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.

Cost Basis Reporting

Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts, and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund or Calvert Emerging Markets Equity Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert funds ..

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert funds reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Description of Underlying Funds

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. CRM is the investment adviser for all of the underlying funds.

Underlying Calvert Equity and Index Funds

The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund) are described in the respective Fund Summaries and under “More Information on Investment Strategies and Risks” in this Prospectus. Calvert U.S. Large Cap Core Responsible Index Fund, U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund are offered in the Calvert Responsible Index Funds Prospectus dated February 1, 2017 ..  Please see the relevant prospectus for detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds.  The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below. This description is not an offer of the underlying funds’ shares. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.

Underlying Calvert Fixed-Income Funds

The underlying fixed-income funds are offered in separate Calvert prospectuses. For detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds, please see the Calvert Income Funds Prospectus dated February 1, 2017 , and the current Calvert Unconstrained Bond Fund Prospectus .. The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below.  This description is not an offer of the underlying funds’ shares.  Additional investment practices are described in the SAI of each of the underlying Calvert fixed-income funds.

The prospectus and SAI for each of the underlying funds are available on the Calvert funds’ website at www.calvert.com.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Fixed-Income Funds

Calvert Bond Portfolio

Investment Objective ..   The Fund seeks to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.

Investment Strategy ..   The Fund typically invests at least 80% of its net assets in bonds of any maturity. At least 80% of the Fund’s net assets will be invested in investment grade debt securities.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk , among other risks .

Calvert Green Bond

Investment Objective ..   The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.

Investment Strategy ..   The Fund typically invests at least 80% of its net assets in green bonds of any maturity. The Fund defines “green” investments to include securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s Adviser, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested. Investing primarily in green investments carries the risk that the Fund may underperform funds that invest in a broader array of investments. In addition, some green investments may be dependent on government tax incentives and subsidies, and/or political support. The green sector may face challenges such as a limited number of issuers and liquidity in the market.  Bond funds are subject to interest rate risk and credit risk , among other risks .

Calvert Income Fund

Investment Objective ..   The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.

Investment Strategy ..   The Fund typically invests at least 65% of its net assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk , among other risks .

Calvert Short Duration Income Fund

Investment Objective ..   The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Investment Strategy ..   The Fund typically invests at least 65% of its net assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. Government or its agencies and U.S. government-sponsored enterprises .. Under normal circumstances, the Fund’s average portfolio duration will range from 1-3 years.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk , among other risks .

Calvert Long-Term Income Fund

Investment Objective ..   The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.

Investment Strategy ..   The Fund typically invests at least 65% of its net assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. Government, and government-sponsored enterprises .. Under normal circumstances, the Fund will have a dollar-weighted average portfolio maturity of 10 years or more.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk , among other risks .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Ultra-Short Income Fund

Investment Objective ..   The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Investment Strategy ..   The Fund typically invests at least 65% of its net assets in investment-grade debt securities. Under normal circumstances, at least 80% of its net assets will be invested in floating-rate securities and securities with durations of less than or equal to one year.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk , among other risks .

Calvert High Yield Bond Fund

Investment Objective ..   The Fund seeks high current income and capital appreciation, secondarily.

Investment Strategy ..   The Fund normally invests at least 80% of its net assets in high yield, high risk bonds, and uses fundamental credit analysis to seek out companies whose financial condition gives them greater value relative to others in the high yield market, providing the further potential for capital appreciation.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk , among other risks .  High-yield, high risk bonds can involve a substantial risk of loss due to a greater risk of issuer default and are subject to greater price volatility than investment grade bonds and may be illiquid.

Calvert Unconstrained Bond Fund

Investment Objective ..   The Fund seeks positive absolute returns over a full market cycle, regardless of market conditions.

Investment Strategy ..   The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across global fixed-income markets and uses various investment strategies. The Fund typically invests at least 80% of its net assets in bonds and/or instruments (including derivative instruments) that provide exposure to bonds.  Under normal circumstances, the average portfolio duration of the Fund will vary from negative three (-3) years to positive eight (8) years.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk , among other risks .  The Fund’s use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than help offset risk.

Calvert Index Funds

Calvert U.S. Large Cap Core Responsible Index Fund

Investment Objective ..   The Fund seeks to track the performance of the Calvert U.S. Large Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.

Investment Strategy ..   The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Core Responsible Index. The Index is composed of common stocks of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from a universe of large-cap stocks traded in U.S. markets .

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Calvert U.S. Large Cap Growth Responsible Index Fund

Investment Objective ..   The Fund seeks to track the performance of the Calvert U.S. Large Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.

Investment Strategy ..   The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Growth Responsible Index. The Index is composed of companies that operate their businesses in a manner that is consistent The Calvert Principles for Responsible Investment  and are selected from a universe of large-cap growth stocks traded in U.S. markets .

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Calvert U.S. Large Cap Value Responsible Index Fund

Investment Objective ..   The Fund seeks to track the performance of the Calvert U.S. Large Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.

Investment Strategy ..   The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Value Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from a universe of large-cap stocks traded in U.S. markets .

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Investment Objective ..   The Fund seeks to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.

Investment Strategy ..   The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of stocks of companies located in traded in markets in Europe, the Pacific, Asia and Canada.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Calvert U.S. Mid Cap Core Responsible Index Fund

Investment Objective .. The Fund seeks to track the performance of the Calvert U.S. Mid Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.

Investment Strategy ..   The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Mid Cap Core Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of mid-cap stocks traded in U.S. markets.

Investment Risks ..   Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly.  Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For an exchange-traded fund (ETF), there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due, or otherwise fail to discharge an obligation or commitment.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration risk

Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Extension risk	The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a beyond its expected maturity date, typically reducing the value of the security.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/”stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of changes in a security, index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a security to mature prior to its expected maturity date, typically reducing the value of a security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Regulatory risk

The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Adviser nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that the settlement of a transaction executed by a Fund may be delayed or may not be settled.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Funds’ financial statements, which were audited by KPMG LLP. Their report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

Calvert Balanced Portfolio
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$31.90	$33.06	$34.13	$30.81	$26.19
Income from investment operations:
Net investment income	0.51(b)	0.43	0.33	0.24	0.23
Net realized and unrealized gain (loss)	2.14(c)	(0.81)	3.02	3.32	4.62
Total from investment operations	2.65	(0.38)	3.35	3.56	4.85
Distributions from:
Net investment income	(0.50)	(0.41)	(0.32)	(0.24)	(0.23)
Net realized gain	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(3.73)	(0.78)	(4.42)	(0.24)	(0.23)
Total increase (decrease) in net asset value	(1.08)	(1.16)	(1.07)	3.32	4.62
Net asset value, ending	$30.82	$31.90	$33.06	$34.13	$30.81
Total return (d)	8.93%(c)	(1.27)%	10.77%	11.60%	18.58%
Ratios to average net assets: (e)
Net investment income	1.67%(b)	1.25%	1.02%	0.76%	0.78%
Total expenses	1.05%	1.13%	1.17%	1.18%	1.22%
Net expenses	1.02%	1.13%	1.16%	1.18%	1.22%
Portfolio turnover	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$592,625	$569,368	$561,809	$497,160	$447,678

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.02% of average net assets.

(c)

Total return includes voluntary reimbursement by the Advisor for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 8.90%.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Balanced Portfolio
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$31.11	$32.30	$33.45	$30.23	$25.72
Income from investment operations:
Net investment income (loss)	0.25(b)	0.15	0.08	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.08 (c)	(0.78)	2.94	3.25	4.54
Total from investment operations	2.33	(0.63)	3.02	3.23	4.52
Distributions from:
Net investment income	(0.26)	(0.19)	(0.07)	(0.01)	(0.01)
Net realized gain	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(3.49)	(0.56)	(4.17)	(0.01)	(0.01)
Total increase (decrease) in net asset value	(1.16)	(1.19)	(1.15)	3.22	4.51
Net asset value, ending	$29.95	$31.11	$32.30	$33.45	$30.23
Total return (d)	8.05%(c)	(2.08)%	9.89%	10.71%	17.60%
Ratios to average net assets: (e)
Net investment income (loss)	0.85%(b)	0.47%	0.24%	(0.06)%	(0.05)%
Total expenses	1.86%	1.92%	1.95%	1.99%	2.05%
Net expenses	1.84%	1.92%	1.94%	1.99%	2.05%
Portfolio turnover	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$59,242	$55,180	$48,814	$37,812	$29,605

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.02% of average net assets.

(c)

Total return includes voluntary reimbursement by the Advisor for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 8.02%.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Balanced Portfolio
	Years or Periods Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$32.13	$33.29	$34.25	$32.60
Income from investment operations:
Net investment income	0.58(c)	0.50	0.38	0.18
Net realized and unrealized gain (loss)	2.15 (d)	(0.83)	3.04	1.48
Total from investment operations	2.73	(0.33)	3.42	1.66
Distributions from:
Net investment income	(0.57)	(0.46)	(0.28)	(0.01)
Net realized gain	(3.23)	(0.37)	(4.10)	—
Total distributions	(3.80)	(0.83)	(4.38)	(0.01)
Total increase (decrease) in net asset value	(1.07)	(1.16)	(0.96)	1.65
Net asset value, ending	$31.06	$32.13	$33.29	$34.25
Total return (e)	9.15%(d)	(1.13%)	10.97%	5.11%
Ratios to average net assets: (f)
Net investment income	1.89%(c)	1.46%	1.27%	0.71% (g)
Total expenses	0.88%	1.09%	3.32%	61.96% (g)
Net expenses	0.78%	0.96%	0.96%	0.97% (g)
Portfolio turnover	146%	99%	124%	114%
Net assets, ending (in thousands)	$13,178	$6,103	$3,250	$66

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.008 per share and 0.03% of average net assets.

(d)

Total return includes voluntary reimbursement by the Advisor for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 9.12%.

(e)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(f)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund ..

(g)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Balanced Portfolio
	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$32.36	$33.53	$34.55	$31.19	$26.49
Income from investment operations:
Net investment income	0.63(b)	0.59	0.51	0.41	0.45
Net realized and unrealized gain (loss)	2.17 (c)	(0.82)	3.06	3.35	4.61
Total from investment operations	2.80	(0.23)	3.57	3.76	5.06
Distributions from:
Net investment income	(0.61)	(0.57)	(0.49)	(0.40)	(0.36)
Net realized gain	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(3.84)	(0.94)	(4.59)	(0.40)	(0.36)
Total increase (decrease) in net asset value	(1.04)	(1.17)	(1.02)	3.36	4.70
Net asset value, ending	$31.32	$32.36	$33.53	$34.55	$31.19
Total return (d)	9.32%(c)	(0.86)%	11.35%	12.13%	19.16%
Ratios to average net assets: (e)
Net investment income	2.04%(b)	1.70%	1.53%	1.26%	1.43%
Total expenses	0.76%	0.64%	0.66%	0.68%	0.83%
Net expenses	0.65%	0.64%	0.66%	0.68%	0.70%
Portfolio turnover	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$15,554	$13,894	$43,579	$35,578	$29,601

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.02% of average net assets.

(c)

Total return includes voluntary reimbursement by the Advisor for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 9.28%.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Equity Portfolio
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$47.79	$50.33	$44.68	$38.48	$32.91
Income from investment operations:
Net investment income (loss)	0.11(b)	0.10	0.02	0.07	(0.05)
Net realized and unrealized gain (loss)	3.74	2.20	7.67	6.19	7.32
Total from investment operations	3.85	2.30	7.69	6.26	7.27
Distributions from:
Net investment income	(0.13)	(0.02)	(0.05)	(0.01)	—
Net realized gain	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(10.26)	(4.84)	(2.04)	(0.06)	(1.70)
Total increase (decrease) in net asset value	(6.41)	(2.54)	5.65	6.20	5.57
Net asset value, ending	$41.38	$47.79	$50.33	$44.68	$38.48
Total return (c)	8.57%	4.57%	17.63%	16.30%	22.75%
Ratios to average net assets: (d)
Net investment income (loss)	0.27%(b)	0.19%	0.05%	0.18%	(0.15%)
Total expenses	1.10%	1.13%	1.15%	1.21%	1.21%
Net expenses	1.08%	1.12%	1.14%	1.20%	1.21%
Portfolio turnover	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$1,385,988	$1,328,913	$1,590,823	$1,602,401	$1,500,089

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Equity Portfolio
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$34.98	$38.31	$34.66	$30.06	$26.24
Income from investment operations:
Net investment loss	(0.14)(b)	(0.20)	(0.25)	(0.17)	(0.25)
Net realized and unrealized gain (loss)	2.67	1.69	5.89	4.82	5.77
Total from investment operations	2.53	1.49	5.64	4.65	5.52
Distributions from:
Net investment income	(0.03)	—	—	—	—
Net realized gain	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(10.16)	(4.82)	(1.99)	(0.05)	(1.70)
Total increase (decrease) in net asset value	(7.63)	(3.33)	3.65	4.60	3.82
Net asset value, ending	$27.35	$34.98	$38.31	$34.66	$30.06
Total return (c)	7.73%	3.82%	16.76%	15.51%	21.82%
Ratios to average net assets: (d)
Net investment loss	(0.50%)(b)	(0.54%)	(0.68%)	(0.52%)	(0.87%)
Total expenses	1.87%	1.87%	1.88%	1.91%	1.94%
Net expenses	1.85%	1.86%	1.87%	1.90%	1.93%
Portfolio turnover	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$178,719	$169,649	$171,869	$158,591	$150,000

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund ..

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Equity Portfolio
	Years Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$48.90	$51.35	$45.51	$39.06	$33.25
Income from investment operations:
Net investment income	0.25(b)	0.25	0.18	0.23	0.09
Net realized and unrealized gain (loss)	3.83	2.25	7.81	6.30	7.42
Total from investment operations	4.08	2.50	7.99	6.53	7.51
Distributions from:
Net investment income	(0.29)	(0.13)	(0.16)	(0.03)	—
Net realized gain	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(10.42)	(4.95)	(2.15)	(0.08)	(1.70)
Total increase (decrease) in net asset value	(6.34)	(2.45)	5.84	6.45	5.81
Net asset value, ending	$42.56	$48.90	$51.35	$45.51	$39.06
Total return (c)	8.89%	4.89%	17.99%	16.76%	23.26%
Ratios to average net assets: (d)
Net investment income	0.58%(b)	0.49%	0.36%	0.56%	0.25%
Total expenses	0.79%	0.84%	0.83%	0.82%	0.82%
Net expenses	0.77%	0.82%	0.82%	0.81%	0.81%
Portfolio turnover	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$195,138	$157,114	$139,319	$137,137	$106,723

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Equity Portfolio
	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$52.65	$54.90	$48.48	$41.55	$35.22
Income from investment operations:
Net investment income	0.32(b)	0.38	0.29	0.32	0.16
Net realized and unrealized gain (loss)	4.14	2.38	8.34	6.70	7.87
Total from investment operations	4.46	2.76	8.63	7.02	8.03
Distributions from:
Net investment income	(0.30)	(0.19)	(0.22)	(0.04)	—
Net realized gain	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(10.43)	(5.01)	(2.21)	(0.09)	(1.70)
Total increase (decrease) in net asset value	(5.97)	(2.25)	6.42	6.93	6.33
Net asset value, ending	$46.68	$52.65	$54.90	$48.48	$41.55
Total return (c)	9.01%	5.06%	18.23%	16.95%	23.44%
Ratios to average net assets: (d)
Net investment income	0.68%(b)	0.69%	0.56%	0.72%	0.40%
Total expenses	0.69%	0.64%	0.64%	0.66%	0.67%
Net expenses	0.67%	0.63%	0.62%	0.65%	0.66%
Portfolio turnover	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$472,583	$567,954	$961,680	$798,677	$667,246

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Capital Accumulation Fund
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$33.41	$36.99	$36.83	$31.45	$26.00
Income from investment operations:
Net investment income (loss)	0.02(b)	(0.16)	(0.14)	(0.18)	(0.26)
Net realized and unrealized gain (loss)	(0.67)	1.91	2.94	7.49	7.64
Total from investment operations	(0.65)	1.75	2.80	7.31	7.38
Distributions from:
Net realized gain	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	(3.73)	(3.58)	0.16	5.38	5.45
Net asset value, ending	$29.68	$33.41	$36.99	$36.83	$31.45
Total return (c)	(2.08%)	4.90%	7.90%	24.74%	29.16%
Ratios to average net assets: (d)
Net investment income (loss)	0.07%(b)	(0.43%)	(0.36%)	(0.53%)	(0.85%)
Total expenses	1.37%	1.41%	1.43%	1.48%	1.53%
Net expenses	1.31%	1.41%	1.43%	1.48%	1.53%
Portfolio turnover	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$192,402	$223,328	$215,683	$207,257	$157,016

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund ..

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Capital Accumulation Fund
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$25.62	$29.76	$30.35	$26.44	$22.29
Income from investment operations:
Net investment loss	(0.16)(b)	(0.34)	(0.34)	(0.36)	(0.42)
Net realized and unrealized gain (loss)	(0.51)	1.53	2.39	6.20	6.50
Total from investment operations	(0.67)	1.19	2.05	5.84	6.08
Distributions from:
Net realized gain	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	(3.75)	(4.14)	(0.59)	3.91	4.15
Net asset value, ending	$21.87	$25.62	$29.76	$30.35	$26.44
Total return (c)	(2.87%)	4.09%	7.06%	23.81%	28.11%
Ratios to average net assets: (d)
Net investment loss	(0.72%)(b)	(1.23%)	(1.12%)	(1.30%)	(1.64%)
Total expenses	2.16%	2.21%	2.19%	2.25%	2.33%
Net expenses	2.09%	2.21%	2.19%	2.25%	2.33%
Portfolio turnover	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$22,885	$29,837	$27,588	$25,311	$18,630

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Capital Accumulation Fund
	Years Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$33.78	$37.26	$37.04	$31.56	$26.03
Income from investment operations:
Net investment income (loss)	0.08(b)	(0.07)	(0.07)	(0.12)	(0.18)
Net realized and unrealized gain (loss)	(0.66)	1.92	2.93	7.53	7.64
Total from investment operations	(0.58)	1.85	2.86	7.41	7.46
Distributions from:
Net realized gain	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	(3.66)	(3.48)	0.22	5.48	5.53
Net asset value, ending	$30.12	$33.78	$37.26	$37.04	$31.56
Total return (c)	(1.83%)	5.16%	8.02%	24.98%	29.45%
Ratios to average net assets: (d)
Net investment income (loss)	0.28%(b)	(0.20%)	(0.17%)	(0.36%)	(0.59%)
Total expenses	1.08%	1.18%	1.26%	1.29%	1.29%
Net expenses	1.02%	1.18%	1.26%	1.29%	1.29%
Portfolio turnover	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$13,538	$13,130	$10,871	$14,719	$8,071

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Capital Accumulation Fund
	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$38.05	$41.19	$40.50	$34.18	$27.94
Income from investment operations:
Net investment income (loss)	0.19(b)	0.06	0.10	0.03	(0.05)
Net realized and unrealized gain (loss)	(0.78)	2.13	3.23	8.22	8.22
Total from investment operations	(0.59)	2.19	3.33	8.25	8.17
Distributions from:
Net realized gain	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	(3.67)	(3.14)	0.69	6.32	6.24
Net asset value, ending	$34.38	$38.05	$41.19	$40.50	$34.18
Total return (c)	(1.64%)	5.53%	8.53%	25.55%	30.00%
Ratios to average net assets: (d)
Net investment income (loss)	0.55%(b)	0.14%	0.24%	0.08%	(0.16%)
Total expenses	0.86%	0.83%	0.82%	0.85%	0.88%
Net expenses	0.84%	0.83%	0.82%	0.85%	0.86%
Portfolio turnover	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$166,759	$236,228	$156,677	$130,705	$83,181

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Equity Fund
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$15.62	$16.51	$16.44	$13.49	$11.84
Income from investment operations:
Net investment income	0.34(b)	0.18	0.15	0.08	0.12
Net realized and unrealized gain (loss)	(0.33)	(0.97)	0.02	2.98	1.68
Total from investment operations	0.01	(0.79)	0.17	3.06	1.80
Distributions from:
Net investment income	(0.14)	(0.10)	(0.10)	(0.11)	(0.15)
Total distributions	(0.14)	(0.10)	(0.10)	(0.11)	(0.15)
Total increase (decrease) in net asset value	(0.13)	(0.89)	0.07	2.95	1.65
Net asset value, ending	$15.49	$15.62	$16.51	$16.44	$13.49
Total return (c)	0.04%	(4.78)%	0.99%	22.82%	15.34%
Ratios to average net assets: (d)
Net investment income	2.20%(b)	1.08%	0.88%	0.52%	0.96%
Total expenses	1.62%	1.67%	1.66%	1.76%	1.84%
Net expenses	1.38%	1.54%	1.66%	1.76%	1.80%
Portfolio turnover	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$156,757	$167,225	$263,718	$242,464	$183,588

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.013 per share and 0.08% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Equity Fund
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$13.47	$14.27	$14.26	$11.71	$10.26
Income from investment operations:
Net investment income (loss)	0.19(b)	0.04	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss)	(0.28)	(0.84)	0.02	2.60	1.45
Total from investment operations	(0.09)	(0.80)	0.01	2.55	1.46
Distributions from:
Net investment income	(0.07)	—	—	—	(0.01)
Total distributions	(0.07)	—	—	—	(0.01)
Total increase (decrease) in net asset value	(0.16)	(0.80)	0.01	2.55	1.45
Net asset value, ending	$13.31	$13.47	$14.27	$14.26	$11.71
Total return (c)	(0.68%)	(5.61%)	0.07%	21.78%	14.23%
Ratios to average net assets: (d)
Net investment income (loss)	1.42%(b)	0.31%	(0.06%)	(0.40%)	0.05%
Total expenses	2.55%	2.58%	2.57%	2.65%	2.72%
Net expenses	2.14%	2.37%	2.57%	2.65%	2.69%
Portfolio turnover	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$13,613	$15,997	$17,173	$17,746	$15,922

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.011 per share and 0.08% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Equity Fund
	Years Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$16.54	$17.45	$17.38	$14.25	$12.45
Income from investment operations:
Net investment income	0.40(b)	0.27	0.23	0.14	0.18
Net realized and unrealized gain (loss)	(0.35)	(1.05)	0.02	3.15	1.77
Total from investment operations	0.05	(0.78)	0.25	3.29	1.95
Distributions from:
Net investment income	(0.24)	(0.13)	(0.18)	(0.16)	(0.15)
Total distributions	(0.24)	(0.13)	(0.18)	(0.16)	(0.15)
Total increase (decrease) in net asset value	(0.19)	(0.91)	0.07	3.13	1.80
Net asset value, ending	$16.35	$16.54	$17.45	$17.38	$14.25
Total return (c)	0.28%	(4.52%)	1.41%	23.27%	15.80%
Ratios to average net assets: (d)
Net investment income	2.50%(b)	1.52%	1.27%	0.90%	1.36%
Total expenses	1.23%	1.37%	1.31%	1.41%	1.46%
Net expenses	1.13%	1.22%	1.31%	1.39%	1.39%
Portfolio turnover	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$23,534	$20,491	$17,479	$10,367	$7,535

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.014 per share and 0.09% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Equity Fund
	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$16.73	$17.68	$17.69	$14.52	$12.70
Income from investment operations:
Net investment income	0.44(b)	0.30	0.28	0.17	0.24
Net realized and unrealized gain (loss)	(0.36)	(1.05)	0.02	3.24	1.79
Total from investment operations	0.08	(0.75)	0.30	3.41	2.03
Distributions from:
Net investment income	(0.28)	(0.20)	(0.31)	(0.24)	(0.21)
Total distributions	(0.28)	(0.20)	(0.31)	(0.24)	(0.21)
Total increase (decrease) in net asset value	(0.20)	(0.95)	(0.01)	3.17	1.82
Net asset value, ending	$16.53	$16.73	$17.68	$17.69	$14.52
Total return (c)	0.41%	(4.27%)	1.64%	23.74%	16.16%
Ratios to average net assets: (d)
Net investment income	2.67%(b)	1.68%	1.53%	1.07%	1.71%
Total expenses	1.04%	1.03%	1.02%	1.06%	1.09%
Net expenses	0.95%	0.98%	1.02%	1.06%	1.06%
Portfolio turnover	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$140,129	$147,614	$92,318	$82,499	$101,203

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.014 per share and 0.09% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Opportunities Fund
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.58	$16.42	$15.76	$12.59	$10.57
Income from investment operations:
Net investment income	0.15(b)	0.14	0.15	0.14	0.13
Net realized and unrealized gain (loss)	0.63	(0.83)	0.66	3.19	2.01
Total from investment operations	0.78	(0.69)	0.81	3.33	2.14
Distributions from:
Net investment income	(0.11)	(0.18)	(0.15)	(0.16)	(0.12)
Net realized gain	(0.47)	(0.97)	—	—	—
Total distributions	(0.58)	(1.15)	(0.15)	(0.16)	(0.12)
Total increase (decrease) in net asset value	0.20	(1.84)	0.66	3.17	2.02
Net asset value, ending	$14.78	$14.58	$16.42	$15.76	$12.59
Total return (c)	5.49%	(4.32%)	5.14%	26.70%	20.52%
Ratios to average net assets: (d)
Net investment income	1.07%(b)	0.88%	0.88%	1.04%	1.10%
Total expenses	1.49%	1.69%	1.85%	2.13%	2.35%
Net expenses	1.46%	1.66%	1.66%	1.66%	1.66%
Portfolio turnover	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$107,429	$99,908	$50,540	$45,563	$27,406

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.006 per share and 0.04% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Opportunities Fund
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.28	$16.08	$15.44	$12.30	$10.32
Income from investment operations:
Net investment income (loss)	0.01(b)	(0.03)	(0.01)	0.02	0.04
Net realized and unrealized gain (loss)	0.61	(0.76)	0.66	3.14	1.95
Total from investment operations	0.62	(0.79)	0.65	3.16	1.99
Distributions from:
Net investment income	—	(0.04)	(0.01)	(0.02)	(0.01)
Net realized gain	(0.47)	(0.97)	—	—	—
Total distributions	(0.47)	(1.01)	(0.01)	(0.02)	(0.01)
Total increase (decrease) in net asset value	0.15	(1.80)	0.64	3.14	1.98
Net asset value, ending	$14.43	$14.28	$16.08	$15.44	$12.30
Total return (c)	4.46%	(5.09%)	4.20%	25.70%	19.31%
Ratios to average net assets: (d)
Net investment income (loss)	0.04%(b)	(0.18%)	(0.08%)	0.17%	0.30%
Total expenses	2.67%	2.72%	2.81%	3.27%	3.65%
Net expenses	2.44%	2.50%	2.50%	2.50%	2.50%
Portfolio turnover	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$5,037	$5,030	$4,605	$3,282	$2,363

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.006 per share and 0.04% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Opportunities Fund
	Years Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$13.99	$15.68	$15.03	$11.94	$10.00
Income from investment operations:
Net investment income	0.19(b)	0.14	0.11	0.18	0.15
Net realized and unrealized gain (loss)	0.60	(0.77)	0.70	3.03	1.90
Total from investment operations	0.79	(0.63)	0.81	3.21	2.05
Distributions from:
Net investment income	(0.15)	(0.09)	(0.16)	(0.12)	(0.11)
Net realized gain	(0.47)	(0.97)	—	—	—
Total distributions	(0.62)	(1.06)	(0.16)	(0.12)	(0.11)
Total increase (decrease) in net asset value	0.17	(1.69)	0.65	3.09	1.94
Net asset value, ending	$14.16	$13.99	$15.68	$15.03	$11.94
Total return (c)	5.82%	(4.11%)	5.40%	27.06%	20.69%
Ratios to average net assets: (d)
Net investment income	1.40%(b)	0.92%	0.68%	1.31%	1.36%
Total expenses	1.21%	1.42%	1.48%	1.90%	2.49%
Net expenses	1.18%	1.41%	1.41%	1.41%	1.41%
Portfolio turnover	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$45,589	$33,299	$16,536	$5,138	$1,638

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.05% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert International Opportunities Fund
	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.38	$16.19	$15.54	$12.37	$10.36
Income from investment operations:
Net investment income	0.19(b)	0.19	0.20	0.25	0.21
Net realized and unrealized gain (loss)	0.63	(0.80)	0.66	3.10	1.93
Total from investment operations	0.82	(0.61)	0.86	3.35	2.14
Distributions from:
Net investment income	(0.17)	(0.23)	(0.21)	(0.18)	(0.13)
Net realized gain	(0.47)	(0.97)	—	—	—
Total distributions	(0.64)	(1.20)	(0.21)	(0.18)	(0.13)
Total increase (decrease) in net asset value	0.18	(1.81)	0.65	3.17	2.01
Net asset value, ending	$14.56	$14.38	$16.19	$15.54	$12.37
Total return (c)	5.84%	(3.86)%	5.58%	27.43%	20.89%
Ratios to average net assets: (d)
Net investment income	1.35%(b)	1.22%	1.24%	1.76%	1.76%
Total expenses	1.17%	1.15%	1.18%	1.43%	1.70%
Net expenses	1.16%	1.15%	1.18%	1.20%	1.20%
Portfolio turnover	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$69,319	$40,833	$32,079	$24,130	$8,771

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.008 per share and 0.06% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Small Cap Fund
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$22.04	$22.98	$24.58	$19.36	$15.15
Income from investment operations:
Net investment income (loss)	0.03(b)	0.04	(0.07)	(0.01)	0.20
Net realized and unrealized gain (loss)	1.53	1.80	1.19	6.02	4.05
Total from investment operations	1.56	1.84	1.12	6.01	4.25
Distributions from:
Net investment income	(0.01)	—(c)	—	(0.25)	(0.04)
Net realized gain	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(1.84)	(2.78)	(2.72)	(0.79)	(0.04)
Total increase (decrease) in net asset value	(0.28)	(0.94)	(1.60)	5.22	4.21
Net asset value, ending	$21.76	$22.04	$22.98	$24.58	$19.36
Total return (d)	7.66%	8.18%	4.69%	32.42%	28.12%
Ratios to average net assets: (e)
Net investment income (loss)	0.12%(b)	0.19%	(0.28%)	(0.05%)	1.13%
Total expenses	1.42%	1.52%	1.61%	1.67%	1.78%
Net expenses	1.37%	1.37%	1.53%	1.67%	1.69%
Portfolio turnover	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$170,294	$154,728	$134,128	$129,407	$95,189

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Small Cap Fund
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$19.88	$21.12	$22.98	$18.08	$14.25
Income from investment operations:
Net investment income (loss)	(0.12)(b)	(0.12)	(0.23)	(0.17)	0.03
Net realized and unrealized gain (loss)	1.37	1.66	1.09	5.65	3.80
Total from investment operations	1.25	1.54	0.86	5.48	3.83
Distributions from:
Net investment income	—	—	—	(0.04)	—
Net realized gain	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(1.83)	(2.78)	(2.72)	(0.58)	—
Total increase (decrease) in net asset value	(0.58)	(1.24)	(1.86)	4.90	3.83
Net asset value, ending	$19.30	$19.88	$21.12	$22.98	$18.08
Total return (c)	6.89%	7.38%	3.81%	31.35%	26.88%
Ratios to average net assets: (d)
Net investment income (loss)	(0.63%)(b)	(0.56%)	(1.06%)	(0.86%)	0.19%
Total expenses	2.31%	2.36%	2.38%	2.49%	2.64%
Net expenses	2.12%	2.12%	2.31%	2.49%	2.64%
Portfolio turnover	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$16,842	$15,887	$14,156	$13,726	$9,907

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Small Cap Fund
	Years or Periods Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)(b)
Net asset value, beginning	$22.18	$23.06	$25.36
Income from investment operations:
Net investment income	0.09(c)	0.09	0.03
Net realized and unrealized gain (loss)	1.55	1.82	0.39
Total from investment operations	1.64	1.91	0.42
Distributions from:
Net investment income	(0.08)	(0.01)	—
Net realized gain	(1.83)	(2.78)	(2.72)
Total distributions	(1.91)	(2.79)	(2.72)
Total increase (decrease) in net asset value	(0.27)	(0.88)	(2.30)
Net asset value, ending	$21.91	$22.18	$23.06
Total return (d)	8.00%	8.45%	1.81%
Ratios to average net assets: (e)
Net investment income	0.44%(c)	0.39%	0.14% (f)
Total expenses	1.10%	1.31%	2.20% (f)
Net expenses	1.09%	1.12%	1.16% (f)
Portfolio turnover	150%	59%	103%
Net assets, ending (in thousands)	$20,229	$10,084	$4,406

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 18 , 2013 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f )

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Small Cap Fund
	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$23.34	$24.14	$25.56	$20.06	$15.80
Income from investment operations:
Net investment income	0.13(b)	0.16	0.08	0.16	0.35
Net realized and unrealized gain (loss)	1.63	1.90	1.22	6.24	4.21
Total from investment operations	1.76	2.06	1.30	6.40	4.56
Distributions from:
Net investment income	(0.09)	(0.08)	—	(0.36)	(0.30)
Net realized gain	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(1.92)	(2.86)	(2.72)	(0.90)	(0.30)
Total increase (decrease) in net asset value	(0.16)	(0.80)	(1.42)	5.50	4.26
Net asset value, ending	$23.18	$23.34	$24.14	$25.56	$20.06
Total return (c)	8.15%	8.72%	5.27%	33.43%	29.11%
Ratios to average net assets: (d)
Net investment income	0.58%(b)	0.64%	0.33%	0.71%	1.88%
Total expenses	0.94%	0.91%	0.95%	0.98%	1.03%
Net expenses	0.92%	0.91%	0.92%	0.92%	0.92%
Portfolio turnover	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$96,664	$61,669	$54,563	$46,198	$26,129

(a )

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Emerging Markets Equity Fund
	Years or Periods Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$10.90	$13.15	$13.34	$12.00
Income from investment operations:
Net investment income	0.08(c)	0.11	0.08	0.13
Net realized and unrealized gain (loss)	2.06	(1.92)	0.46	1.34
Total from investment operations	2.14	(1.81)	0.54	1.47
Distributions from:
Net investment income	(0.10)	(0.03)	(0.04)	(0.13)
Net realized gain	—	(0.41)	(0.69)	—
Total distributions	(0.10)	(0.44)	(0.73)	(0.13)
Total increase (decrease) in net asset value	2.04	(2.25)	(0.19)	1.34
Net asset value, ending	$12.94	$10.90	$13.15	$13.34
Total return (d)	19.75%	(14.18%)	4.19%	12.30%
Ratios to average net assets: (e)
Net investment income	0.66%(c)	0.84%	0.57%	1.16% (f)
Total expenses	1.95%	2.18%	2.22%	3.03% (f)
Net expenses	1.47%	1.75%	1.78%	1.78% (f)
Portfolio turnover	32%	66%	95%	74%
Net assets, ending (in thousands)	$39,343	$23,569	$20,628	$6,337

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.003 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Emerging Markets Equity Fund
	Years or Periods Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$10.74	$13.05	$13.34	$12.00
Income from investment operations:
Net investment income (loss)	—(c)	(0.03)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	2.03	(1.87)	0.45	1.37
Total from investment operations	2.03	(1.90)	0.40	1.36
Distributions from:
Net investment income	(0.01)	—	—	(0.02)
Net realized gain	—	(0.41)	(0.69)	—
Total distributions	(0.01)	(0.41)	(0.69)	(0.02)
Total increase (decrease) in net asset value	2.02	(2.31)	(0.29)	1.34
Net asset value, ending	$12.76	$10.74	$13.05	$13.34
Total return (d)	18.94%	(14.98%)	3.10%	11.38%
Ratios to average net assets: (e)
Net investment income (loss)	0.02%(c)	(0.23%)	(0.41%)	(0.09%)(f)
Total expenses	4.44%	5.00%	4.36%	100.72%(f)
Net expenses	2.21%	2.70%	2.78%	2.78%(f)
Portfolio turnover	32%	66%	95%	74%
Net assets, ending (in thousands)	$994	$566	$610	$133

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.003 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Emerging Markets Equity Fund
	Years or Periods Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$11.10	$13.35	$13.48	$12.00
Income from investment operations:
Net investment income	0.16(c)	0.12	0.10	0.14
Net realized and unrealized gain (loss)	2.05	(1.93)	0.49	1.36
Total from investment operations	2.21	(1.81)	0.59	1.50
Distributions from:
Net investment income	(0.14)	(0.03)	(0.03)	(0.02)
Net realized gain	—	(0.41)	(0.69)	—
Total distributions	(0.14)	(0.44)	(0.72)	(0.02)
Total increase (decrease) in net asset value	2.07	(2.25)	(0.13)	1.48
Net asset value, ending	$13.17	$11.10	$13.35	$13.48
Total return (d)	20.09%	(13.96%)	4.51%	12.55%
Ratios to average net assets: (e)
Net investment income	1.34%(c)	0.95%	0.78%	1.28%(f)
Total expenses	1.59%	2.07%	2.24%	18.62%(f)
Net expenses	1.18%	1.50%	1.53%	1.53%(f)
Portfolio turnover	32%	66%	95%	74%
Net assets, ending (in thousands)	$26,639	$6,889	$2,320	$440

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.004 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Emerging Markets Equity Fund
	Years or Periods Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$10.99	$13.26	$13.49	$12.00
Income from investment operations:
Net investment income	0.12(c)	0.14	0.10	0.19
Net realized and unrealized gain (loss)	2.09	(1.93)	0.48	1.33
Total from investment operations	2.21	(1.79)	0.58	1.52
Distributions from:
Net investment income	(0.14)	(0.07)	(0.12)	(0.03)
Net realized gain	—	(0.41)	(0.69)	—
Total distributions	(0.14)	(0.48)	(0.81)	(0.03)
Total increase (decrease) in net asset value	2.07	(2.27)	(0.23)	1.49
Net asset value, ending	$13.06	$10.99	$13.26	$13.49
Total return (d)	20.31%	(13.92)%	4.49%	12.73%
Ratios to average net assets: (e)
Net investment income	1.06%(c)	1.12%	0.78%	1.61%(f)
Total expenses	1.41%	1.48%	1.42%	1.65%(f)
Net expenses	1.12%	1.40%	1.42%	1.43%(f)
Portfolio turnover	32%	66%	95%	74%
Net assets, ending (in thousands)	$58,259	$39,101	$33,721	$33,053

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.003 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Conservative Allocation Fund
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014	2013 (a)	2012
Net asset value, beginning	$16.59	$17.22	$16.88	$16.45	$15.01
Income from investment operations:
Net investment income	0.31	0.30	0.29	0.38	0.40
Net realized and unrealized gain (loss)	0.55	0.05	0.83	0.74	1.65
Total from investment operations	0.86	0.35	1.12	1.12	2.05
Distributions from:
Net investment income	(0.30)	(0.29)	(0.29)	(0.39)	(0.40)
Net realized gain	(0.67)	(0.69)	(0.49)	(0.30)	(0.21)
Total distributions	(0.97)	(0.98)	(0.78)	(0.69)	(0.61)
Total increase (decrease) in net asset value	(0.11)	(0.63)	0.34	0.43	1.44
Net asset value, ending	$16.48	$16.59	$17.22	$16.88	$16.45
Total return (b)	5.42%	2.01%	6.78%	7.07%	13.96%
Ratios to average net assets: (c)(d)
Net investment income	1.90%	1.76%	1.71%	2.31%	2.53%
Total expenses	0.67%	0.69%	0.68%	0.68%	0.77%
Net expenses	0.44%	0.44%	0.44%	0.44%	0.44%
Portfolio turnover	61%	8%	17%	31%	26%
Net assets, ending (in thousands)	$131,576	$112,881	$92,150	$73,305	$53,431

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the income or expenses of the Underlying Funds.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Conservative Allocation Fund
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014	2013 (a)	2012
Net asset value, beginning	$16.40	$17.06	$16.74	$16.32	$14.90
Income from investment operations:
Net investment income	0.17	0.13	0.13	0.21	0.24
Net realized and unrealized gain (loss)	0.55	0.06	0.81	0.74	1.62
Total from investment operations	0.72	0.19	0.94	0.95	1.86
Distributions from:
Net investment income	(0.17)	(0.16)	(0.13)	(0.23)	(0.23)
Net realized gain	(0.67)	(0.69)	(0.49)	(0.30)	(0.21)
Total distributions	(0.84)	(0.85)	(0.62)	(0.53)	(0.44)
Total increase (decrease) in net asset value	(0.12)	(0.66)	0.32	0.42	1.42
Net asset value, ending	$16.28	$16.40	$17.06	$16.74	$16.32
Total return (b)	4.57%	1.03%	5.71%	6.02%	12.73%
Ratios to average net assets: (c)(d)
Net investment income	1.07%	0.76%	0.73%	1.30%	1.45%
Total expenses	1.46%	1.44%	1.40%	1.44%	1.51%
Net expenses	1.27%	1.44%	1.40%	1.44%	1.51%
Portfolio turnover	61%	8%	17%	31%	26%
Net assets, ending (in thousands)	$34,334	$29,932	$25,263	$20,675	$15,209

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the income or expenses of the Underlying Funds.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Conservative Allocation Fund
Period Ended
September 30,
Class Y Shares	2016 (a)(b)
Net asset value, beginning	$16.07
Income from investment operations:
Net investment income	0.12
Net realized and unrealized gain (loss)	0.41
Total from investment operations	0.53
Distributions from:
Net investment income	(0.13)
Total distributions	(0.13)
Total increase (decrease) in net asset value	0.40
Net asset value, ending	$16.47
Total return (c)	3.32%
Ratios to average net assets: (d)(e)
Net investment income	2.16%(f)
Total expenses	4.98%(f)
Net expenses	0.19%(f)
Portfolio turnover	61%
Net assets, ending (in thousands)	$404

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Conservative Allocation Fund
Period Ended
September 30,
Class I Shares	2016 (a)(b)
Net asset value, beginning	$16.07
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain (loss)	0.43
Total from investment operations	0.54
Distributions from:
Net investment income	(0.13)
Total distributions	(0.13)
Total increase (decrease) in net asset value	0.41
Net asset value, ending	$16.48
Total return (c)	3.40%
Ratios to average net assets: (d)(e)
Net investment income	1.93%(f)
Total expenses	0.97%(f)
Net expenses	0.09%(f)
Portfolio turnover	61%
Net assets, ending (in thousands)	$1,034

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Moderate Allocation Fund
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$18.84	$19.80	$19.04	$16.89	$14.51
Income from investment operations:
Net investment income	0.25	0.23	0.20	0.20	0.21
Net realized and unrealized gain (loss)	1.00	(0.04)	1.34	2.14	2.36
Total from investment operations	1.25	0.19	1.54	2.34	2.57
Distributions from:
Net investment income	(0.24)	(0.21)	(0.19)	(0.19)	(0.19)
Net realized gain	(1.99)	(0.94)	(0.59)	—	—
Total distributions	(2.23)	(1.15)	(0.78)	(0.19)	(0.19)
Total increase (decrease) in net asset value	(0.98)	(0.96)	0.76	2.15	2.38
Net asset value, ending	$17.86	$18.84	$19.80	$19.04	$16.89
Total return (b)	7.16%	0.86%	8.27%	14.02%	17.89%
Ratios to average net assets: (c)(d)
Net investment income	1.43%	1.14%	1.01%	1.12%	1.28%
Total expenses	0.73%	0.67%	0.64%	0.69%	0.72%
Net expenses	0.56%	0.67%	0.64%	0.69%	0.72%
Portfolio turnover	61%	8%	10%	27%	25%
Net assets, ending (in thousands)	$203,907	$189,372	$172,244	$143,215	$117,550

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the income or expenses of the Underlying Funds.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Moderate Allocation Fund
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$18.16	$19.19	$18.55	$16.52	$14.26
Income from investment operations:
Net investment income	0.11	0.07	0.09	0.09	0.09
Net realized and unrealized gain (loss)	0.97	(0.02)	1.26	2.08	2.31
Total from investment operations	1.08	0.05	1.35	2.17	2.40
Distributions from:
Net investment income	(0.14)	(0.14)	(0.12)	(0.14)	(0.14)
Net realized gain	(1.99)	(0.94)	(0.59)	—	—
Total distributions	(2.13)	(1.08)	(0.71)	(0.14)	(0.14)
Total increase (decrease) in net asset value	(1.05)	(1.03)	0.64	2.03	2.26
Net asset value, ending	$17.11	$18.16	$19.19	$18.55	$16.52
Total return (b)	6.37%	0.09%	7.44%	13.21%	16.96%
Ratios to average net assets: (c)(d)
Net investment income	0.68%	0.37%	0.28%	0.38%	0.55%
Total expenses	1.51%	1.42%	1.38%	1.42%	1.45%
Net expenses	1.32%	1.42%	1.38%	1.42%	1.45%
Portfolio turnover	61%	8%	10%	27%	25%
Net assets, ending (in thousands)	$42,695	$40,560	$37,326	$31,242	$24,869

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the income or expenses of the Underlying Funds.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Moderate Allocation Fund
Period Ended
September 30,
Class Y Shares	2016 (a)(b)
Net asset value, beginning	$17.10
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain (loss)	0.76
Total from investment operations	0.82
Distributions from:
Net investment income	(0.07)
Total distributions	(0.07)
Total increase (decrease) in net asset value	0.75
Net asset value, ending	$17.85
Total return (c)	4.83%
Ratios to average net assets: (d)(e)
Net investment income	0.99%(f)
Total expenses	4.44%(f)
Net expenses	0.19%(f)
Portfolio turnover	61%
Net assets, ending (in thousands)	$397

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Moderate Allocation Fund
Period Ended
September 30,
Class I Shares	2016 (a)(b)
Net asset value, beginning	$17.10
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain (loss)	0.76
Total from investment operations	0.83
Distributions from:
Net investment income	(0.08)
Total distributions	(0.08)
Total increase (decrease) in net asset value	0.75
Net asset value, ending	$17.85
Total return (c)	4.86%
Ratios to average net assets: (d)(e)
Net investment income	1.06%(f)
Total expenses	0.54%(f)
Net expenses	0.09%(f)
Portfolio turnover	61%
Net assets, ending (in thousands)	$1,049

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Aggressive Allocation Fund
	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$19.32	$20.68	$19.38	$16.15	$13.47
Income from investment operations:
Net investment income	0.19	0.21	0.18	0.11	0.12
Net realized and unrealized gain (loss)	1.25	(0.08)	1.70	3.23	2.68
Total from investment operations	1.44	0.13	1.88	3.34	2.80
Distributions from:
Net investment income	(0.15)	(0.21)	(0.18)	(0.11)	(0.12)
Net realized gain	(2.49)	(1.28)	(0.40)	—	—
Total distributions	(2.64)	(1.49)	(0.58)	(0.11)	(0.12)
Total increase (decrease) in net asset value	(1.20)	(1.36)	1.30	3.23	2.68
Net asset value, ending	$18.12	$19.32	$20.68	$19.38	$16.15
Total return (b)	8.03%	0.41%	9.85%	20.82%	20.88%
Ratios to average net assets: (c)(d)
Net investment income	1.10%	1.04%	0.88%	0.62%	0.80%
Total expenses	0.78%	0.77%	0.76%	0.81%	0.86%
Net expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Portfolio turnover	62%	10%	15%	31%	24%
Net assets, ending (in thousands)	$103,539	$93,928	$83,009	$72,318	$60,495

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the income or expenses of the Underlying Funds.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Aggressive Allocation Fund
	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$17.21	$18.71	$17.71	$14.89	$12.57
Income from investment operations:
Net investment income (loss)	0.03	(0.01)	(0.06)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	1.10	(0.07)	1.58	2.93	2.50
Total from investment operations	1.13	(0.08)	1.52	2.88	2.43
Distributions from:
Net investment income	—	(0.14)	(0.12)	(0.06)	(0.11)
Net realized gain	(2.49)	(1.28)	(0.40)	—	—
Total distributions	(2.49)	(1.42)	(0.52)	(0.06)	(0.11)
Total increase (decrease) in net asset value	(1.36)	(1.50)	1.00	2.82	2.32
Net asset value, ending	$15.85	$17.21	$18.71	$17.71	$14.89
Total return (b)	7.06%	(0.72%)	8.66%	19.39%	19.43%
Ratios to average net assets: (c)(d)
Net investment income (loss)	0.20%	(0.05%)	(0.30%)	(0.61%)	(0.46%)
Total expenses	1.60%	1.55%	1.53%	1.63%	1.69%
Net expenses	1.31%	1.55%	1.53%	1.63%	1.69%
Portfolio turnover	62%	10%	15%	31%	24%
Net assets, ending (in thousands)	$17,578	$16,400	$14,557	$11,234	$8,381

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the income or expenses of the Underlying Funds.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Aggressive Allocation Fund
Period Ended
September 30,
Class Y Shares	2016 (a)(b)
Net asset value, beginning	$17.17
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss)	0.97
Total from investment operations	0.98
Total increase (decrease) in net asset value	0.98
Net asset value, ending	$18.15
Total return (c)	5.71%
Ratios to average net assets: (d)(e)
Net investment income	0.09%(f)
Total expenses	6.83%(f)
Net expenses	0.18%(f)
Portfolio turnover	62%
Net assets, ending (in thousands)	$131

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Calvert Aggressive Allocation Fund
Period Ended
September 30,
Class I Shares	2016 (a)(b)
Net asset value, beginning	$17.17
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss)	0.96
Total from investment operations	0.97
Total increase (decrease) in net asset value	0.97
Net asset value, ending	$18.14
Total return (c)	5.65%
Ratios to average net assets: (d)(e)
Net investment income	0.19%(f)
Total expenses	0.57%(f)
Net expenses	0.08%(f)
Portfolio turnover	62%
Net assets, ending (in thousands)	$1,056

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

Appendix: The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•

Reduce the negative impact of operations and practices on the environment

•

Manage water scarcity and ensure efficient and equitable access to clean sources

•

Mitigate impact on all types of natural capital

•

Diminish climate-related risks and reduce carbon emissions

•

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

•

Promote diversity and gender equity across workplaces, marketplaces and communities

•

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

•

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

•

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

•

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•

Demonstrate poor governance or engage in harmful or unethical practices.

•

Manufacture tobacco products.

•

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

•

Manufacture or significant and direct involvement in the sale of firearms and/or ammunition.

•

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

To Open an Account:

800-368- 2745

Performance and Prices:

www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368- 2745

Regular Mail:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

Registered, Certified or

Overnight Mail:

Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105 -1514

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Funds
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on the Calvert funds’ website at the following Internet address:

www.calvert.com

You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-1520.

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds.  Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.

Neither this Prospectus, the SAI nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Investment Company Act file:

No. 811-03334 Calvert Social Investment Fund (Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

No. 811- 06563 Calvert World Values Fund, Inc. (Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Small Cap Fund) No. 811-22212

24127 2.1.17

Printed on recycled paper using soy or vegetable inks

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017

STATEMENT OF
ADDITIONAL INFORMATION
February 1, 2017

CALVERT WORLD VALUES FUND, INC.

Calvert Capital Accumulation Fund

Calvert International Equity Fund

Calvert International Opportunities Fund

Calvert Emerging Markets Equity Fund

4550 Montgomery Avenue
Bethesda, Maryland 20814
1-800-368-2745

Class (Ticker)
Calvert Capital Accumulation Fund	A (CCAFX)	C (CCACX)	I (CCPIX)	Y (CCAYX)
Calvert International Equity Fund	A (CWVGX)	C (CWVCX)	I (CWVIX)	Y (CWEYX)
Calvert International Opportunities Fund	A (CIOAX)	C (COICX)	I (COIIX)	Y (CWVYX)
Calvert Emerging Markets Equity Fund	A (CVMAX)	C (CVMCX)	I (CVMIX)	Y (CVMYX)

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund’s (each a “Fund” and collectively referred to as the “Funds”) Prospectus dated February 1, 2017 ..    Each Fund’s Prospectus and most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund at 800 - 368 - 2745, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	3
Non-Principal Investment Policies and Risks	10
Additional Risk Disclosure	15
Investment Restrictions	16
Dividends, Distributions, and Taxes	19
Net Asset Value	19
Calculation of Performance	19
Purchase and Redemption of Shares	23
Directors and Officers	23
Investment Adviser and Sub-Advisers	27
Portfolio Manager Disclosure	27
Administrative Services	33
Method of Distribution	33
Transfer and Shareholder Servicing Agents	35
Portfolio Transactions	36
Portfolio Holdings Disclosure	37
Personal Securities Transactions	38
Proxy Voting Disclosure	38
Process for Delivering Shareholder Communications to the Board of Directors	38
Independent Registered Public Accounting Firm and Custodian	39
General Information	39
Control Persons and Principal Holders of Securities	39
Financial Statements	44
Appendix A – Summary of Adviser Proxy Voting Policy and Procedures	45
Appendix B – Fund Global Proxy Voting Guidelines	46
Appendix C – Corporate Bond & Commercial Paper Ratings	64

Calvert World Values Funds

2

SAI dated February 1, 2017

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly on foreign markets.  These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions. In addition, a foreign issuer may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuer’s assets or securities. The imposition of such sanctions could impair the market value of the securities of the foreign issuer and limit a Fund’s ability to buy, sell, receive or deliver the securities. The Funds may also invest in American Depositary Receipts (“ADRs”) and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are United States (“U.S.”) dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers’ stock, the Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

U.S. government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Emerging Market Securities (applies to International Equity Fund, International Opportunities Fund and Emerging Markets Equity Fund).  International Equity Fund and International Opportunities Fund define an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) (Standard) Index.  Emerging Markets Equity Fund considers emerging market countries to be those included in its benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Fund’s sub-adviser. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial services and other investment-related costs are often more expensive in emerging market countries, which can reduce a Fund’s income from investments in securities or debt instruments of emerging market country issuers. Lastly, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Calvert World Values Funds

3

SAI dated February 1, 2017

Participation Notes (Applies to Emerging Markets Equity Fund)

The Fund may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, the Fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. P-notes involve transaction costs.  An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the Fund must rely on the creditworthiness of the counterparty for its investment returns on the P-notes and would have no rights against the issuer of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust a P-note’s terms in response to certain events. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes may be considered illiquid and, therefore, P-notes considered illiquid will be subject to the Fund’s percentage limitation for investments in illiquid securities.

Small-Cap Issuers (Applies to Capital Accumulation Fund, International Opportunities Fund and Emerging Markets Equity Fund)

The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Mid-Cap Issuers (Applies to Capital Accumulation Fund, International Opportunities Fund and Emerging Markets Equity Fund)

The securities of mid-cap issuers often have greater price volatility, lower trading volume and less liquidity than the securities of larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

Large-Cap Issuers (Applies to International Equity Fund and Emerging Markets Equity Fund)

Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.

Forward Foreign Currency Contracts (Applies to Emerging Markets Equity Fund)

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. The Fund may also use foreign currency options and futures.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial

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banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, the Fund may have exposure to a particular foreign currency from the Fund’s portfolio securities and the Adviser and/or Sub-Adviser may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, the Fund may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund’s benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

In general, a Fund covers its daily obligation requirements for outstanding forward foreign currency contracts by earmarking or segregating liquid portfolio securities, financial instruments or foreign currencies. To the extent that a Fund is not able to cover its cash-settled forward currency positions with such underlying assets, the Fund earmarks or segregates cash equal to its daily marked-to-market net obligation under the forward currency contract. To the extent that a Fund is not able to cover forward currency positions that may be physically settled, the Fund earmarks or segregates cash equal to the difference between the purchase price due on the settlement date and any partial cover held by the Fund.  If the value of the securities used to cover a position or the value of earmarked or segregated assets declines, a Fund will find alternative cover or earmark or segregate additional cash or other liquid assets on a daily basis so that the value of the earmarked or segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts.

Derivatives (Applies to Emerging Markets Equity Fund)

The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. The Fund can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Fund’s portfolio securities. If the Adviser and/or Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.

Options and Futures Contracts (Applies to Emerging Markets Equity Fund)

The Fund may purchase put and call options and write covered call options and secured put options on securities which meet the Fund’s responsible investing criteria, and may employ a variety of option combination strategies.  The Fund may also engage in the purchase and sale of futures contracts, foreign currency futures contracts and interest rate futures contracts.  In addition, the Fund may write covered call options and secured put options on such futures contracts.  The Fund’s use of options and futures is described more fully below.

The Fund may engage in such transactions only for hedging purposes, including hedging of the Fund’s cash position. The Fund may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may only be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is “in-the-money” (meaning the option exercise price is less than the current market value of the security underlying the option), “at-the-money” (meaning the option exercise

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price is equal to the current market value of the security underlying the option), or “out-of-the-money” (meaning the option exercise price is greater than the current market value of the security underlying the option), at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless, resulting in a loss of the entire premium paid.

Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options.  The Fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which the Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.  The Fund may write certain types of options.  Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Fund may only write covered call options and secured put options, which mitigate these substantial risks.  A call option is deemed “covered” if the Fund owns the security.  A put option is deemed “secured” if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.  If the Fund writes a call option on a security, it will receive the option premium (less any commission), which will help to mitigate the effect of any depreciation in the market value of that security.  However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund’s ability to benefit from an increase in the price of the security above the exercise price.

Each of the Funds may write covered call options on securities.  This means that so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security.  The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value (“NAV”) per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forgo future appreciation of the securities covered by the option. The Fund’s turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When the Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

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Put Options.  A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund’s acquisition cost for that security.  If the Fund is contemplating an investment in a security but is uncertain about its near-term price trajectory, it could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

The Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets.  When the Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if the Fund held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options.  The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund’s responsible investment criteria and on foreign currencies.  Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Funds from closing an options position, which could impair the Fund’s ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Over-the-Counter (“OTC”) Options. The Fund may invest in OTC options.  OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

The writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a Fund has written a covered call option and is unable to effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the segregated securities that secure the put to raise cash

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for other investment purposes so long as it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to OTC options.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Adviser and/or Sub-Adviser, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”). Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the security underlying the futures position becomes less valuable and entitled to receive such payments if the security underlying the futures position becomes more valuable.

The Fund can use these practices only for hedging purposes and not for speculation or leverage. If the Adviser and/or Sub-Adviser judge market conditions incorrectly or employ a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Options on Futures Contracts.  The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Funds may also enter into closing transactions with respect to such options to terminate an existing position.

The Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Regulatory Limitations.  The Adviser to the Fund has claimed an exclusion from the CFTC’s definition of “commodity pool operator.” Under the relevant CFTC rule, the Adviser can claim an exclusion with respect to a Fund if the Fund, among other things, limits its use of certain derivatives, such as futures, certain options, and swaps.  Under the rule, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). If a Fund’s use of futures contracts does not comply with these limits, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s commodity pool operator or commodity trading advisor , respectively, and the Fund would be subject to regulation under the Commodity Exchange Act. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

The Fund generally intends to engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities.

In instances involving the purchase of futures contracts that allow for physical settlement (e.g., futures on Treasury securities), or call options thereon, or the writing of put options thereon, by a Fund, liquid assets, equal to 100% of the purchase price of the futures contracts and options thereon (less any related margin deposits), will be earmarked or segregated by the Fund’s custodian to cover the position.

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In instances involving the purchase of cash-settled futures contracts, or call options thereon, or the writing of put options thereon, by a Fund, liquid assets securities equal to the Fund’s daily marked-to-market net obligation, if any, of the futures contracts and options thereon (less any related margin deposits) will be earmarked or segregated by the Fund’s custodian to cover the position.

Foreign Currency Futures Transactions.  The Fund may use foreign currency futures contracts and options on such futures contracts.  See also “—Foreign Currency Options.”  Through the purchase or sale of these contracts and options, the Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See “—Forward Foreign Currency Contracts.”

Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.

Additional Risks of Options and Futures Contracts.  If the Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

The Fund can close out futures positions and options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Fund intends to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Fund from closing a futures position or an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Although some of the securities underlying an index future contract, an option on an index futures contract or an option on an index may not necessarily meet the Fund’s responsible investing criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Real Estate Investment Trusts (Applies to Capital Accumulation Fund)

The Funds may make investments related to real estate, including real estate investment trusts (“REITs”).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REITS, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by their shareholders, including a Fund.

Exchange-Traded Funds (“ETFs”) (Applies to International Equity Fund)

ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing NAV, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day’s next calculated NAV. Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

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A Fund may purchase shares of ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark.  For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Adviser and/or Sub-Adviser decides to make other permissible investments.  Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to raise cash.  The responsible investment criteria of any Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, a Fund could have indirect exposure to a company that does not meet the Fund’s responsible investment criteria and that could therefore not be purchased directly by the Fund.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund’s benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF’s index), (iii) tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their NAV and, because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Funds.  Therefore, a Fund’s purchase of an ETF results in the layering of expenses, such that Fund shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Emerging Market Securities (Applies to Capital Accumulation Fund)

See the description of “Emerging Market Securities” in the “Foreign Securities” section of “Supplemental Information on Principal Investment Policies and Risks” above.

Participation Notes (Applies to International Equity Fund and International Opportunities Fund)

See the description of “ Participation Notes” in “Supplemental Information on Principal Investment Policies and Risks” above.

Temporary Defensive Positions

For temporary defensive purposes – which may include a lack of adequate purchase candidates or an unfavorable market environment – the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds’ investments in temporary defensive positions are generally not insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

U.S. Government-Backed Obligations

The Funds may invest in U.S. Treasury obligations and other U.S. government-backed obligations.

U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. government guarantees that interest and principal will be paid when due.

Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. government agency or instrumentality may not be backed by the full faith and credit of the United States.)

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Certificates of Deposit

Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

Bankers’ Acceptances

Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

Bank Time Deposits

Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

Commercial Paper

Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

Short-Term Instruments

Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements

Each Fund may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which a Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser under the direction and supervision of the Funds’ Board of Directors (the “Board”). In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller’s obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller’s obligations pursuant to the agreement. If the seller defaults

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on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

Each Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed-upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Funds intend to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, and the agreement has a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the Fund’s obligations under the reverse repurchase agreement (inclusive of interest charges).

During the time a reverse repurchase agreement is outstanding, and the agreement does not have a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the proceeds received by the Fund on any sale subject to repurchase (plus accrued interest).

The Funds’ use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, a Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers that the Adviser believes present minimal credit risks under guidelines adopted by the Board.

Special Equities Investments

The Special Equities’ program allows a Fund to promote responsible investment goals through privately placed investments. As stated in the Prospectus, the Board of the Fund identifies, evaluates and selects Special Equities investments ..

The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. See “Foreign Securities”, “Foreign Securities—Emerging Market Securities” , “Small-Cap Issuers ” and “Real Estate Investment Trusts ” in “Supplemental Information on Principal Investment Policies and Risks” above, and “Below-Investment Grade Debt Securities ”, “Limited Partnerships”, “Securities with Equity and Debt Characteristics”, and “Illiquid Securities” in this section on Non-Principal Investment Policies and Risks.  Funds participating in the Special Equities program may also invest in unsecured debt which does not have the benefits of a secured creditor in the event of bankruptcy.  A Special Equities investment may lose its entire value if the business enterprise does not succeed.  Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.

The Funds have retained independent consultants to provide investment research-related services with respect to the Special Equities program. The aggregate compensation paid to the consultants by each Fund for the fiscal year ended September 30,  2016 was as follows (Capital Accumulation Fund, International Opportunities Fund and  Emerging Markets Equity Fund have not yet commenced investing in this program):

Capital Accumulation Fund	N/A
International Equity Fund	$18,677
International Opportunities Fund	N/A
Emerging Markets Equity Fund	N/A

Limited Partnerships

A Fund may invest in limited partnerships, primarily through the Special Equities program , to the extent disclosed in the Prospectus. Investments in limited partnerships pose special investment risks. A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed-through to its limited partners, such as the Funds, who include their allocated share of the partnership’s income and expenses in their

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own calculations of income and expense. The investment in limited partnerships may potentially cause non-compliance by the Funds with certain tax laws and regulations and subject the Funds to penalties under the tax laws, including possible loss of their qualification as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended.  The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions, thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership.  A Fund’s liability generally is limited to the amount of its commitment to the partnership.  When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves. As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

Manager Discovery Program

As part of CRM’s ongoing commitment to promote equal opportunity, CRM has introduced the Manager Discovery Program. The program allocates up to 5% of the net assets of a Fund (other than an Asset Allocation Fund) to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of a Fund. No firm currently participates in the program.

Securities with Equity and Debt Characteristics

The Funds may invest in securities that have a combination of equity and debt characteristics .. These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.

Real Estate Investment Trusts (Applies to all Funds except Capital Accumulation Fund)

See the description of “Real Estate Investment Trusts” in “Supplemental Information on Principal Investment Policies and Risks” above.

Illiquid Securities

Each Fund may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities. The Adviser will monitor the amount of illiquid securities in each Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, the Funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Adviser the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board.

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Below-Investment Grade Debt Securities

Below-investment grade debt securities are lower quality debt securities (generally those rated BB+ or lower by Standard and Poor’s Ratings Services or Ba1 or lower by Moody’s Investors Service, Inc., known as “junk bonds”). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix C for a description of the ratings). Unless otherwise stated in the Prospectus, a Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (“NRSRO”), or is an unrated security of comparable quality as determined by the Adviser or Sub-Adviser. Below-investment grade debt securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

Exchange-Traded Funds (“ETFs”) (Applies to all Funds except International Equity Fund)

See the description of “Exchange-Traded Funds (“ETFs”)” in “Supplemental Information on Principal Investment Policies and Risks” above.

Forward Foreign Currency Contracts (Applies to all Funds except Emerging Markets Equity Fund)

See the description of “Forward Foreign Currency Contracts” in “Supplemental Information on Principal Investment Policies and Risks” above.

Derivatives (Applies to all Funds except Emerging Markets Equity Fund)

See the description of “Derivatives” in “Supplemental Information on Principal Investment Policies and Risks” above.

Options and Futures Contracts (Applies to All Funds Except Emerging Markets Equity Fund)

See the description of “Options and Futures Contracts” in “Supplemental Information on Principal Investment Policies and Risks” above.

Lending Portfolio Securities

A Fund may lend portfolio securities to certain financial institutions and broker/dealers, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets.

Any such loans must be secured continuously in the form of cash or securities issued or guaranteed by the U.S. Government. Unless market practice otherwise permits, the collateral for each loan will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, is marked to market on a daily basis.  A Fund that has made a loan must be able to terminate the loan upon notice at any time, subject to the normal settlement period for the applicable security. Each Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including responsible investment matters.

The advantage of such loans is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral, which may be invested in accordance with the Fund’s investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Fund will make loans of its portfolio securities only to those firms the Adviser and/or Sub-Adviser deem creditworthy and only on terms the Adviser and/or Sub-Adviser believe should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Leverage (Applies to International Equity Fund and International Opportunities Fund)

To the extent that a Fund makes purchases of securities where borrowing exceeds 5% of the Fund’s total assets, the Fund may engage in transactions which create leverage. However, the Funds do not currently intend to engage in such transactions.

In leveraged transactions, borrowing magnifies the potential for gain or loss on a Fund’s portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund’s NAV.

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Any use of leverage by a Fund is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used.  The Adviser and/or Sub-Adviser may determine to maintain a Fund’s leveraged position if it expects that the long-term benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

•

fluctuations in interest rates on borrowings and short-term debt; and

•

the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing remain fixed. If interest rates rise or if the Fund otherwise incurs losses on its investments, the Fund’s NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  The Funds also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Funds being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Funds’ ability to pay dividends and distributions on its shares in certain instances.  The Funds may also be required to pledge more assets to lenders in connection with certain types of borrowing.  The Adviser does not anticipate that these covenants or restrictions will adversely affect the ability to manage the Funds’ portfolios in accordance with the Funds’ investment objectives and policies.  These covenants or restrictions may also force a Fund to liquidate investments at times and at prices that are not favorable to the Fund, or to forgo investments that the Adviser and/or Sub-Adviser otherwise views as favorable.

To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Funds may have less net investment income during periods when its borrowings are substantial.  The interest paid by the Funds on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, the Funds will limit its borrowings as described in the “Investment Restrictions” section.

Charitable Contributions

On occasion, a Fund may make de minimis charitable contributions to groups intended to further the Fund’s responsible investing criteria , including but not limited to educating investors about responsible investing.

ADDITIONAL RISK DISCLOSURE

Financial Markets Risk

Over the past several years, the U.S. and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and, ultimately, a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Funds.  The Adviser and each Sub-Adviser generally will take these and other economic conditions into consideration when making investment decisions for a Fund and will seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that the Adviser or Sub-Adviser will be successful in doing so.

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Cybersecurity Risk

With the increased use of technologies by Fund service providers, such as the Internet to conduct business, a Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or administrator, principal underwriter and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While various Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Operational Risk

A Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Borrowing for Temporary Purposes

A Fund may borrow for temporary purposes (to finance the purchase or sale of securities for prompt delivery or finance the redemption of shares). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangements. The Fund is limited on how much it may borrow under the credit arrangements. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under the credit arrangements are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lender may have the right to cause a liquidation of Fund assets and, if any such default is not cured, the lender may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to joint credit arrangements, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

International Equity Fund and International Opportunities Fund: Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

1.

No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured thereby).

2.

No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

3.

No Fund may underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.

No Fund may invest directly in commodities or real estate, although a Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

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5.

No Fund may lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Each Fund may invest up to 10% of its net assets in reverse repurchase agreements.

For purposes of a Fund’s investment restrictions and diversification status, the determination of the “issuer” of any obligation, will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Under current law a Fund may underwrite securities only in compliance with the conditions of sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

The Board has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

Capital Accumulation Fund and International Equity Fund:

1.

The Funds may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund’s total assets. International Equity Fund will not make any purchases of securities if borrowing exceeds 15% of total assets of the Fund. Capital Accumulation Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

2.

The Funds may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities. International Equity Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

3.

The Funds may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

4.

The Funds may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

5.

The Funds may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund’s total assets.

6.

International Equity Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided  that the premiums on all outstanding call and put options do not exceed 5% of the Fund’s total assets, and enter into closing sale transactions with respect to such options.

7.

International Equity Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of foreign companies.

8.

International Equity Fund may not invest in securities of U.S. issuers if more than 20 % of the value of the Fund’s net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

9.

International Equity Fund may, under normal circumstances, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Adviser and the Sub-Advisers poses no unique investment risk. The Adviser and the Sub-Advisers consider an investment in a given foreign country to have “no unique investment risk” if the Fund’s investment in that country is not disproportionate to the relative size of the country’s market versus the Morgan Stanley Capital International

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EAFE (Europe, Australasia, Far East) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth.

10.

International Equity Fund may invest up to 30% of its net assets in developing countries.

11.

International Equity Fund, under normal circumstances, will invest at least 1% of its net assets in investments in Africa.

12.

Capital Accumulation Fund may not purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the Fund’s net assets.

13.

With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Funds may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

International Opportunities Fund:

1.

The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund’s total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

2.

The Fund may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities. The Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

3.

The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

4.

The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

5.

The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund’s total assets.

6.

The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of the Fund’s total assets, and enter into closing sale transactions with respect to such options.

7.

The Fund may not invest in securities of U.S. issuers if more than 20 % of the value of the Fund’s net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

8.

The Fund may invest up to 20% of its assets in developing countries.

9.

With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

10.

The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.

Emerging Markets Equity Fund:

1.

The Fund will, under normal circumstances, invest at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries.

2.

The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

3.

The Fund may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities. The Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

4.

The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

5.

The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

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SAI dated February 1, 2017

6.

The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund’s total assets.

7.

With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

8.

The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder’s social security number or other taxpayer identification number (“TIN”) is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder’s correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder’s name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund’s identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

Because International Equity Fund, International Opportunities Fund and Emerging Markets Equity Fund each had more than 50% of its total assets invested in foreign securities at its fiscal year end, each is eligible to pass through any applicable foreign tax credits to its shareholders under Section 853 of the Code.  Furthermore, dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. In addition, for individual investors, some dividends may be identified as “qualified dividend income” and be eligible for the reduced federal tax rate.

NET ASSET VALUE

The public offering price of the shares of each Fund is the respective NAV per share (plus, for Class A shares, the applicable sales charge). A Fund’s NAV per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. The NAV fluctuates based on the respective market values of a Fund’s investments. The NAV per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time).  The Funds do not

Calvert World Values Funds

19

SAI dated February 1, 2017

determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating NAV, each Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as “trade date plus one” or “T + 1 accounting.” Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

CALCULATION OF PERFORMANCE

Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  See the Prospectus for the Fund’s standardized (with maximum load) performance results for the period ended December 31, 2016 and for the fiscal year ended September 30, 2016.

In the table below, after-tax returns are shown only for Class A shares. The standardized total return for Class C shares of International Opportunities Fund is "linked" to the Class A total return for the period prior to July 31, 2007, the inception date for Class C shares. Class C investment performance results for International Opportunities for the period prior to July 31, 2007 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A.  The standardized total returns for Class Y for each Fund are “linked” to the Class A total returns for the respective Fund as follows: for Capital Accumulation Fund, for the period prior to January 31, 2011 (inception date for the Fund’s Class Y shares); and for International Equity Fund and International Opportunities Fund, for the period prior to October 31, 2008 (inception date for the Funds’ Class Y shares). Class Y investment performance results for Capital Accumulation Fund for the period prior to January 31, 2011, and for International Equity Fund and International Opportunities Fund for the period prior to October 31, 2008, are for Class A at NAV (i.e., they do not reflect the deduction of Class A front-end sales charge). Actual Class Y performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

Returns for each Fund’s shares for the periods indicated are as follows:

Calvert Capital Accumulation Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	-6.74%	-2.08%	-3.84%	-2.87%	-1.64%	-1.83%
Five years	11.20%	12.29%	11.42%	11.42%	12.95%	12.53%
Ten years	6.45%	6.97%	6.13%	6.13%	7.74%	7.09%

After Taxes on Distributions

Calvert World Values Funds

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SAI dated February 1, 2017

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	-9.12%
Five years	9.04%
Ten years	5.38%

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	-5.46%
Five years	8.78%
Ten years	5.13%

Calvert International Equity Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	-4.72%	0.04%	-1.67%	-0.68%	0.41%	0.28%
Five years	5.36%	6.39%	5.47%	5.47%	7.04%	6.75%
Ten years	-1.72%	-1.24%	-2.08%	-2.08%	-0.58%	-0.94%

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	-5.08%
Five years	5.32%
Ten years	-2.14%

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	-3.76%
Five years	4.33%
Ten years	-0.97%

Calvert World Values Funds

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SAI dated February 1, 2017

Calvert International Opportunities Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return*		Class I Total Return	Class Y Total Return*
	With	Without	With	Without
	Maximum Load		CDSC
One year	0.46%	5.49%	3.46%	4.46%	5.84%	5.82%
Five years	9.06%	10.14%	9.17%	9.17%	10.60%	10.40%
Ten years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	1.00%	1.53%	0.69%	0.69%	1.98%	1.73%

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	-0.66%
Five years	8.45%
Ten years	N/A
From Inception*	0.69%

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	0.16%
Five years	7.27%
Ten years	N/A
From Inception*	0.82%

* Inception Dates

Class A

May 31, 2007

Class C

Performance for Class C shares is “linked” to Class A shares at NAV for the period prior to July 31, 2007, which is the actual inception date for Class C shares.

Class I

May 31, 2007

Class Y

Performance for Class Y shares is “linked” to Class A shares at NAV for the period prior to October 31, 2008, which is the actual inception date for Class Y shares.

Calvert Emerging Markets Equity Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return*		Class I Total Return	Class Y Total Return*
	With	Without	With	Without
	Maximum Load		CDSC
One year	14.10%	19.75%	17.94%	18.94%	20.31%	20.09%
Five years	N/A	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	3.52%	4.81%	3.88%	3.88%	5.20%	5.10%

Calvert World Values Funds

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SAI dated February 1, 2017

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	13.67%
Five years	N/A
Ten years	N/A
From Inception*	2.38%

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	10.55%
Five years	N/A
Ten years	N/A
From Inception*	2.22%

* Inception Dates

Class A

October 29, 2012

Class C

October 29, 2012

Class I

October 29, 2012

Class Y

October 29, 2012

PURCHASE AND REDEMPTION OF SHARES

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

The Funds do not issue share certificates. Shares are electronically recorded.  If you are redeeming or exchanging shares represented by certificates previously issued by a Fund, you must return the certificates to the Fund’s transfer agent with your written redemption or exchange request.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.

Each Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

See the Prospectus for additional details on purchases and redemptions.

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SAI dated February 1, 2017

DIRECTORS AND OFFICERS

The Board of Directors supervises each Fund’s activities and reviews its contracts with companies that provide it with services.  Business information about the Directors and Officers as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Independent Directors refers to those Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	Number of CRM Portfolios Overseen	Other Directorships During the Past Five Years
Independent Directors
RICHARD L. BAIRD, JR. 1948	Director	2005	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	37	None
ALICE GRESHAM BULLOCK 1950	Chair and Director	2016	Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).	37	None
CARI DOMINGUEZ 1949	Director	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	37	Manpower, Inc. (employment agency) Triple S Management Corporation (managed care) National Association of Corporate Directors
JOHN G. GUFFEY, JR. 1 948	Director	1992	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	37	Ariel Funds (3) (asset management) (through 12/31/11) Calvert Social Investment Foundation Calvert Ventures, LLC
MILES D. HARPER, III 1962	Director	2005	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (now Carr Riggs & Ingram) (November 1999 – September 2014).	37	Bridgeway Funds (14) (asset management)
JOY V. JONES 1950	Director	2005	Attorney.	37	Conduit Street Restaurants SUD 2 Limited Palm Management Corporation

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SAI dated February 1, 2017

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	Number of CRM Portfolios Overseen	Other Directorships During the Past Five Years
ANTHONY A. WILLIAMS 1951	Director	2016	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009).	37

Freddie Mac

Evoq Properties / Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Debt Reduction Task Force

Chesapeake Bay Foundation

Catholic University of America

Urban Institute (research organization)

Interested Directors
JOHN H. STREUR* 1960	Director & President	2015

President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016); President and Chief Executive Officer of Calvert Investments, Inc. (January 2015-December 2016); Chief Compliance Officer of Calvert Investment Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

				37

Portfolio 21 Investments, Inc. (asset management)(through October 2014)

Managers Investment Group LLC (asset management)(through January 2012)

The Managers Funds (asset management) (through January 2012)

Managers AMG Funds (asset management) (through January 2012)

Calvert Social Investment Foundation

Principal Officers who are not Directors

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
HOPE BROWN 1973	Chief Compliance Officer	2014

Chief Compliance Officer of 37 registered investment companies advised by CRM  (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

MAUREEN A. GEMMA 1960	Secretary and Vice President	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM.  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 176 registered investment companies advised or administered by EVM.

JAMES F. KIRCHNER 1967	Treasurer	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM.  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 176 registered investment companies advised or administered by EVM.

* Mr. Streur is an interested person of the Funds because of his positions with each Fund’s Adviser and certain affiliates.

Calvert World Values Funds

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SAI dated February 1, 2017

The address of the Directors and Ms. Brown is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.  The address of Ms. Gemma and Mr. Kirchner is Two International Place, Boston, Massachusetts 02110.  As of December 31, 2016 , the Directors and Officers as a group owned less than 1% of the outstanding shares of each Fund ..

Directors’ Ownership of Fund Shares

The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2016 :

Dollar Range of Equity Securities Beneficially Owned by
Fund Name	Richard L. Baird, Jr.(2)	Alice Gresham Bullock(2)(3)	Cari Dominguez(2)(3)	John G. Guffey, Jr.(2)	Miles D. Harper, III(2)	Joy V. Jones(2)	John H. Streur(1)	Anthony A. Williams(2)(3)
Capital Accumulation Fund	None	None	None	$50,001 - $100,000	None	Over $100,000	None	None
Emerging Markets Fund	None	None	None	$10,001 - $50,000	None	None	None	None
International Equity Fund	$10,001 - $50,000	None	None	$50,001 - $100,000	Over $100,000	$10,001 - $50,000	None	None
International Opportunities Fund	$10,001 - $50,000	None	None	$50,001 - $100,000	$1 - $10,000	$1 - $10,000	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Calvert Family of Funds	Over $100,000	None	$10,001 - $50,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None

(1)

Interested Director.

(2)

Independent Director.

(3)

Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors of the Corporation effective December 23, 2016.

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SAI dated February 1, 2017

Director Compensation Table

The fees and expenses of the Directors of the Corporation are paid by the Fund (and other series of the Corporation).  (A Board member who is a member of the Calvert organization receives no compensation from the Corporation.)  During the fiscal year ended September 30, 2016, the Directors of the Corporation earned the following compensation in their capacities as Board members from the Corporation.  For the year ended December 31, 2016, the Board members earned the following compensation in their capacities of the Calvert Boards (1) :

Source of Compensation	Richard L. Baird, Jr.	Alice Gresham Bullock	Cari Dominguez	John G. Guffey, Jr.	Miles D. Harper, III	Joy V. Jones	Anthony A. Williams
Corporation(2)	$12,915 (3)	$7,686	$6,877	$12,395 (4)	$19,105 (5)	$12,395 (6)	$6,877
Corporation and Fund Complex(1)	$157,051	$95,000 (7)	$85,000	$138,529 (8)	$77,968 (9)	$78,471 (10)	$85,000 (11)

(1)

As of February 1, 2017, the Calvert fund complex consists of 37 registered investment companies.  Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors of the Corporation effective December 23, 2016, and thus the compensation figures listed for the Corporation and Corporation and Fund Complex are estimated based on amounts each would have received if they had been Directors for the full fiscal year ended September 30, 2016 and for the full calendar year ended December 31, 2016.

(2)

The Corporation consisted of 4 Funds as of September 30, 2016.

(3)

Includes $1,119 of deferred compensation.

(4)

Includes $1,299 of deferred compensation.

(5)

Includes $19,105 of deferred compensation.

(6)

Includes $7,362 of deferred compensation.

(7)

Includes $9,500 of deferred compensation.

(8)

Includes $13,862 of deferred compensation.

(9)

Includes $77,968 of deferred compensation.

(10)

Includes $46,608 of deferred compensation.

(11)

Includes $8,500 of deferred compensation.

Board Structure

The Board has appointed a noninterested Director to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member.

The Funds’ Audit Committees approve and recommend to their respective Boards the approval of independent public accountants to conduct the annual audit of each applicable Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Fund’s annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committees meet with each Fund’s independent public accountants and representatives of Fund management, as applicable, to review accounting activities and areas of financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.  Mr. Harper has been designated as the Audit Committee Financial Expert.

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SAI dated February 1, 2017

The Governance Committee of each of the Funds addresses matters of fund governance, including policies on Director compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Directors of the Boards, as applicable.  When identifying and evaluating prospective nominees for vacancies on the Board, the Committee reviews all recommendations in the same manner, including those received from shareholders.  The Committee determines if the prospective nominee meets the specific qualifications set forth in the Committee’s charter, and any other qualifications deemed to be important by the Committee.

The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise.  In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search.  The Committee shall, as it deems appropriate, periodically review Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties.  The following individuals serve as members of the Consolidated Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of the Funds’ investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Adviser, the Sub-Advisers and other service providers to the Funds have implemented various processes, procedures and controls intended to identify and address risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Directors exercises oversight of the risk management process primarily through the Audit Committee , and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Directors requires management of the Adviser and the Funds, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. Each Board and each Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives regular reports from the Adviser on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities.  The Board also receives reports from the Funds’ primary service providers, including the Sub-Advisers, regarding their operations as they relate to the Funds.

INVESTMENT ADVISER AND SUB-ADVISERS

The Funds’ Investment Adviser is Calvert Research and Management (“CRM” or the “Adviser”), a newly-formed, indirect subsidiary of Eaton Vance Management (“Eaton Vance”) which is a wholly-owned subsidiary of Eaton Vance Corp .. (“EVC”), a Maryland corporation and publicly-held holding company.

Under the Investment Advisory Agreement with respect to the Funds, the Adviser provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board. The Adviser provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Adviser or its affiliates.   Each Fund pays all expenses other than those expressly assumed by CRM, including, among other things, fees paid to the investment adviser pursuant to the investment advisory agreement; legal and audit expenses; fees and expenses related to the registration and qualification of each Fund and distribution of its shares under federal and state securities laws; compensation of the administrator; fees, expenses, and

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disbursements of transfer agents, registrars, custodians, dividend disbursing agents, and shareholder servicing agents for all services to the Funds; compensation and expenses of the Trustees, who are not members of CRM’s organization; brokerage commissions and other expenses associated with the purchase, holding, and sale of portfolio securities; taxes and interest; all payments to be made and expenses to be assumed by the Fund in connection with the distribution of Fund shares; expenses of preparing, typesetting, printing, and distributing prospectuses of the Trust; insurance expenses; and such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust/Corporation to indemnify its Trustees/Directors and officers with respect thereto.

Under the Investment Advisory Agreement, for services provided to the Capital Accumulation Fund, the Adviser receives an annual fee, payable monthly, of 0.65% of the Fund’s average daily net assets. For services provided to the International Equity Fund, the Adviser receives an annual fee, payable monthly, of 0.75% of the Fund’s average daily net assets up to and including $250 million, 0.725% on assets over $250 million up to and including $500 million , and 0.675% on assets over $500 million. For services provided to the International Opportunities Fund, the Adviser receives an annual fee, payable monthly, of 0.75% of the Fund’s average daily net assets. For services provided to the Emerging Markets Equity Fund, effective December 31, 2016, the Adviser receives an annual fee, payable monthly, of 0.88% of the Fund’s average daily net assets.

The Adviser reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Adviser may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

Prior to December 31 , 2016 , Calvert Investment Management, Inc. (“CIM”) served as investment adviser to the Funds and received an annual fee, payable monthly, at the same rates as noted above, except for services provided to Emerging Markets Equity Fund, CIM received an annual fee, payable monthly, of 0.95% of the Fund’s average daily net assets. The advisory fees paid to CIM by the Funds for the past three fiscal years were as follows:

	2014	2015	2016
Capital Accumulation Fund	$2,632,849	$3,019,915	$3,026,226
International Equity Fund	$2,878,134	$2,822,908	$2,536,233
International Opportunities Fund	$717,239	$1,105,090	$1,467,005
Emerging Markets Equity Fund	$504,435	$650,618	$852,053

During the 2014 and 2015 fiscal years, the Adviser voluntarily waived fees in International Opportunities Fund of $ 4,106 and $34,305, respectively.

Sub-Advisers

Eaton Vance Management (International) Limited (“EVMI”) is a registered investment adviser.  EVMI provides investment advice to institutional clients and pooled investment vehicles. EVMI was originally organized in 2001.  EVMI had approximately $8 billion in assets under management as of September 30, 2016.

Hermes Investment Management Limited (“Hermes”) is a wholly owned subsidiary of Hermes Fund Managers Limited, which is 100% owned by BriTel Fund Trustees Limited.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund’s Portfolio Managers, identified in the Prospectus of the Fund, is provided below.

A.  Other Accounts Managed by Portfolio Managers of the Fund

The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager and assets are shown in millions of dollars ..

CAPITAL ACCUMULATION FUND

Christopher Madden, CFA

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	8	0	5
Total Assets of All Accounts	$2,625.5	$0	$43.7
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

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Jade Huang

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	8	0	0
Total Assets of All Accounts	$2,625.5	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

Charles B. Gaffney*

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	3	0	3
Total Assets of All Accounts	$1,619.1	$0	$2.8
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

INTERNATIONAL EQUITY FUND

Christopher Madden, CFA

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	8	0	5
Total Assets of All Accounts	$2,625.5	$0	$43.7
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

Jade Huang

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	8	0	0
Total Assets of All Accounts	$2,625.5	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

Christopher Dyer*

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	8	0	3
Total Assets of All Accounts	$5,725.6	$0	$5.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

Ian Kirwan*

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	0	0	0
Total Assets of All Accounts	$0	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

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INTERNATIONAL OPPORTUNITIES FUND

Christopher Madden, CFA*

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	8	0	5
Total Assets of All Accounts	$2,625.5	$0	$43.7
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

Jade Huang*

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	8	0	0
Total Assets of All Accounts	$2,625.5	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

Aidan M. Farrell*

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	3	0	1
Total Assets of All Accounts	$53.4	$0	$1.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

EMERGING MARKETS EQUITY FUND

Gary Greenberg, CFA

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	1	1	2
Total Assets of All Accounts	$125.1	$852.3	$1,963.7
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

Elena Tedesco, CFA

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	1	1	2
Total Assets of All Accounts	$125.1	$852.3	$1,963.7
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

* Mr. Gaffney began serving as a Portfolio Manager of Calvert Capital Accumulation Fund on December 31, 2016.  Messrs. Dyer and Kirwan began serving as Portfolio Managers of Calvert International Equity Fund on December 31, 2016.  Ms. Huang and Messrs. Madden and Farrell began serving as Portfolio Managers of Calvert International Opportunities Fund on December 31, 2016.

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B.  Potential Conflicts of Interest in Managing a Fund and Other Account

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.

Capital Accumulation Fund

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The Adviser has adopted trade allocation procedures, which are designed to ensure fair allocation of investment opportunities among all accounts. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Adviser to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

International Equity Fund and International Opportunities Fund

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the Adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The Adviser and Sub-Adviser have adopted several policies and procedures designed  to address these potential conflicts including a code of ethics and policies which govern the Adviser’s and Sub-Adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Emerging Markets Equity Fund

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Hermes has taken steps to address potential conflicts of interest from managing more than one account.  Note that the focus of the Hermes Emerging Markets Team, of which Mr. Greenberg is a member, is purely on emerging markets equity management. All accounts managed by the team follow the same underlying investment philosophy and are managed in a similar manner.

Trades are allocated to accounts in line with investment guidelines, ensuring all investment restrictions are considered. Trades follow a strict dealing procedure and are allocated fairly and on the exact same basis as the intended allocation recorded on the dealing ticket. For clients with similar mandates, Hermes may aggregate a client order with an order or orders for other clients if it is likely that the aggregation will work overall to the advantage of all clients whose order is aggregated.  In the event of only being able to partially fill an aggregated order, allocation will occur on a reduced pro rata basis, unless allocation becomes uneconomic for a client. When it is no longer in the client’s interest to receive the reduced allocation, Hermes may eliminate those clients from the allocation and reallocate the remaining part of the order on a rotational basis to the remaining clients so that there is no systemic bias for or against a client or clients.

Hermes’ general principles for preventing conflicts of interest are as follows:

•

Hermes endeavors always to act professionally and independently with the client’s best interests in mind, and to take all reasonable steps to identify circumstances that may give rise to conflicts of interest entailing a material risk of damage to the client’s interests.

•

Hermes establishes appropriate mechanisms and systems to manage those conflicts.

•

Hermes maintains systems designed to prevent actual damage to client interests through any identified conflicts.

Where appropriate internal measures designed to manage conflicts of interest are considered insufficient to mitigate, with reasonable confidence, risks of damage to a client’s interests, Hermes will disclose the general or specific nature of these conflicts of interest openly to the client or clients concerned.

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C.  Compensation of Portfolio Managers of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Adviser or Sub-Adviser (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.

Capital Accumulation Fund, International Equity Fund and International Opportunities Fund

Compensation Structure for CRM and EVMI.  Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees.  Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk).  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the Adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark.  The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

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EMERGING MARKETS EQUITY FUND

Hermes

Compensation with Respect to Management of Emerging Markets Equity Fund and Other Accounts as of September 30, 2016
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Hermes	Competitive base salary and ancillary benefits.
Bonus	Hermes

Discretionary bonuses based equally on the performance and behavior of the individual.

The bonus pool is calculated at a firm-wide level. We believe that this brings two significant benefits:

Firstly, it encourages and rewards good corporate behaviors and increases cross-team support, sharing of ideas, resources and opportunities.

Secondly, investment managers are encouraged to focus purely on delivering performance and managing capacity in the best interests of clients.

Deferred Compensation	Hermes

At least 50% of the deferred component of the investment manager’s bonus is notionally co-invested in the strategies that they manage. This is deferred for three years. The larger the bonus, the greater the proportion deferred.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Hermes

Hermes has established a long-term incentive plan allowing participants to benefit from the long-term growth of the business through a share in firm-wide profitability. The participants are selected by the Executive Committee each year and receive a share of Hermes’ audited pre-tax, post-bonus profits four years hence. Participation each year is not guaranteed, ensuring that the performance of individuals in the scheme remains high and giving the opportunity for the Executive Committee to bring in new participants deemed critical to the business. The scheme is overseen by the Remuneration Committee. Should a corporate event take place, the participation is, effectively, converted to equity.

D.  Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of September 30, 2016 in the Fund(s) managed by that individual. Those securities were valued as of September 30, 2016 .. (Specified ranges: none; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Capital Accumulation Fund	CRM	Christopher Madden, CFA	$1 - $10,000
		Jade Huang	None
		Charles B. Gaffney	None
International Equity Fund	CRM	Christopher Madden, CFA	$1 - $10,000
		Jade Huang	None
	EVMI	Christopher Dyer	None
		Ian Kirwan	None
International Opportunities Fund	CRM	Christopher Madden, CFA	None
		Jade Huang	None
	EVMI	Aidan M. Farrell	None
Emerging Markets Equity Fund	Hermes	Gary Greenberg, CFA	None
		Elena Tedesco, CFA	None

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SAI dated February 1, 2017

ADMINISTRATIVE SERVICES

As indicated in the Prospectus, CRM serves as administrator of each Fund.   Each Fund is authorized to pay CRM an annual fee for providing administrative services to a Fund as described in the Prospectus ..  Under each Agreement, CRM has been engaged to administer each Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Prior to December 31, 2016 , Calvert Investment Administrative Services (“CIAS”), served as each Fund’s administrative services agent.  For providing such services prior to February 1, 2016 , CIAS received an annual administrative service fee payable monthly (as a percentage of average daily net assets) as follows: for Capital Accumulation Fund CIAS received an annual administrative service fee of 0.25%, for International Equity Fund and Emerging Markets Equity Fund CIAS received an annual administrative service fee of 0.35%, respectively, and for International Opportunities Fund CIAS received an annual administrative service fee of 0.30%.

Commencing February 1, 2016, the administrative fee paid by each share class of each Fund is 0.12% of average daily net assets. CRM has agreed to contractually waive 0.02% (2 basis points) of the Class I administrative fee annually through January 31, 2018 for Capital Accumulation Fund and Emerging Markets Equity Fund.

The administrative fees paid to CIAS by the Funds for the past three fiscal years were:

	2014	2015	2016
Capital Accumulation Fund	$797,535	$878,767	$656,599
International Equity Fund	$1,178,211	$1,120,384	$585,035
International Opportunities Fund	$244,354	$386,226	$325,072
Emerging Markets Equity Fund	$94,357	$143,640	$130,743

During the 2016 fiscal year, CIAS voluntarily waived fees in Capital Accumulation Fund, International Equity Fund, International Opportunities Fund and Emerging Markets Equity Fund of $82,119, $85,651, $44,836 and $19,503, respectively.

METHOD OF DISTRIBUTION

Effective December 31, 2016, Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Funds. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC.

Prior to December 31, 2016 , Calvert Investment Distributors, Inc. (“CID”) served as distributor for the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (“Plans”), which permit the Funds to pay certain expenses associated with the distribution of shares and shareholder servicing.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders and for compensation to broker/dealers, underwriters, and salespersons.  Each Fund’s Plans were approved by the Board, including the Directors who are not “interested persons” of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. In establishing the Plans, the Directors considered various factors including the anticipated amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including through economies of scale at higher asset levels, better investment opportunities, and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund.  Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the Independent Directors, as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board.

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SAI dated February 1, 2017

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Adviser, principal underwriter and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Adviser, principal underwriter and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.

Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  Neither the Adviser nor any Sub-Adviser uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

Total Plan Expenses paid to CID by the Funds for the fiscal year ended September 30, 2016 were:

	Class A	Class C
Capital Accumulation Fund	$510,234	$272,324
International Equity Fund	$403,991	$150,490
International Opportunities Fund	$257,276	$50,698
Emerging Markets Equity Fund	$65,371	$7,479

Based on information previously provided by CID, for the fiscal year ended September 30, 2016 , the Funds’ Plan expenses for Classes A and C were spent for the following purposes:

Capital Accumulation Fund	Class A	Class C
Compensation to broker/dealers	$510,234	$199,987
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0
Compensation to underwriters	$0	$72,337
Other	$0	$0

International Equity Fund	Class A	Class C
Compensation to broker/dealers	$403,991	$134.301
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0
Compensation to underwriters	$0	$16,189
Other	$0	$0

International Opportunities Fund	Class A	Class C
Compensation to broker/dealers	$159,899	$38,491
Compensation to sales personnel	$23,269	$0
Advertising	$3,611	$0
Printing and mailing of prospectuses to other than current shareholders	$458	$0
Compensation to underwriters	$40,114	$12,207
Other	$29,925	$0

Emerging Markets Equity Fund	Class A	Class C
Compensation to broker/dealers	$65,371	$4,041
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0
Compensation to underwriters	$0	$3,438
Other	$0	$0

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For each Fund, Class A shares are offered at NAV plus a front-end sales charge as follows:

Amount of Investment	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

EVD receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. Based on information previously provided by CID, the aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CID (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year	2014		2015		2016
Class A	Gross	Net	Gross	Net	Gross	Net
Capital Accumulation Fund	$131,152	$70,355	$147,035	$80,148	$111,622	$54,925
International Equity Fund	$68,055	$38,239	$74,579	$43,455	$55,167	$29,000
International Opportunities Fund	$42,851	$25,798	$44,590	$23,836	$26,682	$13,198
Emerging Markets Equity Fund	$11,248	$6,978	$14,655	$9,049	$15,352	$10,240

Class C	2014	2015	2016
Capital Accumulation Fund	$2,994	$2,205	$5,285
International Equity Fund	$2,055	$4,072	$655
International Opportunities Fund	$340	$1,003	$980
Emerging Markets Equity Fund	$9	$72	$315

Directors/Trustees and certain other affiliated persons of the Funds are exempt from sales charges since the distribution costs are minimal to persons already familiar with the Funds.  Specifically, there is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (family members include a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories); and

•

directors, officers, and employees of any sub-adviser for the Calvert funds, employees of broker/dealers distributing  the Fund’s shares and family members of the sub-adviser, or broker/dealer.

Other groups (e.g., group retirement plans) are exempt from the Class A sales charges due to economies of scale in distribution.  See the Prospectus for additional share purchase information.

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TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.  For these services, BFDS receives a fee based on the number of shareholder accounts and transactions.

Eaton Vance provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, Eaton Vance receives an annual fee equal to $8.00 per account based on the number of non-zero balance accounts at the end of each month.

Prior to December 31, 2016 , Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., served as shareholder servicing agent and received an aggregate annual fee equal to $8.00 per account. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

The following chart shows the shareholder servicing fees paid to CIS by the Funds for the past three fiscal years:

	2014	2015	2016
Capital Accumulation Fund	$88,099	$84,876	$81,725
International Equity Fund	$99,074	$94,500	$89,033
International Opportunities Fund	$19,474	$22,305	$25,970
Emerging Markets Equity Fund	$4,060	$8,145	$11,758

PORTFOLIO TRANSACTIONS

The Funds’ Adviser and Sub-Advisers place orders with broker-dealers for the Funds’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds’ Adviser and Sub-Advisers make investment decisions and the choice of brokers and dealers under the direction and supervision of the Board.

Broker/dealers who execute transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Adviser’s/Sub-Adviser’s obligation to seek best execution. The Funds have adopted a policy that prohibits the Adviser and their respective Sub-Advisers from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

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Based on information previously provided by CIM, for the last three fiscal years, total brokerage commissions paid were as follows:*

	2014	2015	2016
Capital Accumulation Fund	$498,517	$629,093	$1,088,270
International Equity Fund	$434,370	$402,816	$396,715
International Opportunities Fund	$155,604	$234,301	$324,801
Emerging Markets Equity Fund	$263,145	$244,191	$191,291

*Brokerage commissions data provided prior to fiscal year 2015 include commissions charged for effecting derivatives transactions, such as futures trading.

Capital Accumulation Fund’s increase in brokerage commissions in 2015 and 2016 was due principally to increased trading activity associated with portfolio management changes. The increase in brokerage commissions for International Opportunities Fund in 2015 and 2016 was due to a growth in assets for each Fund.

None of the Funds paid brokerage commissions to affiliated persons during any of the last three fiscal years.

The Funds’ Adviser and Sub-Advisers select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Adviser in monitoring the investment activities of the Sub-Advisers of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Adviser or Sub-Advisers, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Adviser that such research services will be used for the benefit of the Funds as well as other Calvert funds and accounts managed by the Adviser ..

Based on information previously provided by CIM, for the fiscal year ended September 30, 2016 , the Adviser and/or Sub-Advisers allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Capital Accumulation Fund	$30,639,153	$14,740
International Opportunities Fund	$0	$0
International Equity Fund	$256,484,423	$171,646
Emerging Markets Equity Fund	$0	$0

As of September 30, 2016, Emerging Markets Equity Fund held securities of their “regular broker-dealers” (as defined in the 1940 Act) or of the parents of those broker-dealers as follows:  Banco Itau - $1,564,446 ..

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The portfolio turnover rates for the last two fiscal years were as follows:

	2015	2016
Capital Accumulation Fund	74%	199%
International Equity Fund	97%	94%
International Opportunities Fund	51%	52%
Emerging Markets Equity Fund	66%	32%

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted policies and procedures ( the “Policies”) with respect to the disclosure of information about portfolio holdings of a Fund. See the Prospectus for information on disclosure made in filings with the SEC. Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

•

Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information .. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser, or an affiliate of the investment adviser (including portfolio managers and, the portfolio manager of any account that invests in the fund), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to a Calvert fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Barclays, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra, Morningstar, and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), compliance service providers (Charles River Systems), pricing services (WM Company Reuters Information Services, FT Interactive Data Corp., JJ Kenny, and Bloomberg), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (State Street Bank), consultants and other product evaluators (Morgan Stanley Smith Barney LLC, HC Asset Management) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board. In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities ..

Historical portfolio holdings information: From time to time, a Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Calvert website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

No Fund, the investment adviser, any sub- adviser nor the principal underwriter will receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Fund CCO. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between Fund shareholders and its investment adviser, any sub-adviser, principal underwriter or other

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SAI dated February 1, 2017

affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time ..

The Policies are designed to provide useful information to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

PERSONAL SECURITIES TRANSACTIONS

The Funds, their Adviser, Sub-Advisers, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the associated personnel of the Funds, their Adviser and principal underwriter to invest in securities that may be purchased or held by the Funds. The Code of Ethics contains certain conditions such as preclearance of personal securities transactions and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Proxy Voting Policy. The Board adopted proxy voting guidelines (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the Adviser and adopted the proxy voting policies and procedures of the Adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review each Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For additional information, please see a summary of the Adviser’s Proxy Voting Policies and Procedures and the Fund Policy attached hereto as Appendix A and Appendix B, respectively. Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.  A copy of the Adviser’s Proxy Voting Policy and Procedures is available without charge, upon request, by calling 1-800-368-2745.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board should send the communication to the attention of the Fund’s Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert fund to which the communication relates.  After reviewing the communication, the Fund’s Secretary will forward the communication to the Board.

In its function as a nominating committee, the Governance Committee of the Board will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years.  Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund’s Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Director. A shareholder wishing to recommend to the Governance Committee a candidate for election as a Director may request the Fund’s Policy for the Consideration of Director Nominees by contacting the Fund’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Board, the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund’s Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP serves as the independent registered public accounting firm for the Funds.  State Street Bank & Trust Company, N.A. serves as custodian of the Funds’ investments. The custodian has no part in deciding the Funds’ investment policies or the choice of securities that are to be purchased or sold for the Funds.

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SAI dated February 1, 2017

GENERAL INFORMATION

Calvert World Values Fund, Inc. is an open-end management investment company, organized as a Maryland corporation on February 14, 1992. It has four series: the Capital Accumulation Fund, Emerging Markets Equity Fund, International Equity Fund and the International Opportunities Fund, each of which is diversified.

Each share of a Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund offers four separate classes of shares: Class A, Class C, Class I and Class Y.  Each class of a Fund represents interests in the same portfolio of investments but, as further described in the Prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds.  Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.

Neither this SAI, the Prospectus nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 13, 2017, the Directors and officers of the Corporation, as a group, owned in the aggregate less than 1% of the outstanding shares of a Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Fund Name
Name and Address	% of Ownership
Capital Accumulation Fund
Pershing, LLC	7.56% of Class A
Jersey City, NJ
American Enterprise Investment Serv.	6.75% of Class A
Minneapolis, MN
Merrill Lynch, Pierce, Fenner & Smith	12.78% of Class C
For the Sole Benefit of its Customers
Jacksonville, FL
Pershing, LLC	11.72% of Class C
Jersey City, New Jersey
Wells Fargo Clearing Services LLC	8.68% of Class C
Special Custody Account for the Exclusive Benefit of Customers
Saint Louis, MO
American Enterprise Investment Serv.	8.08% of Class C
Minneapolis, MN
Raymond James	5.93% of Class C
Omnibus for Mutual Funds House Acct Firm

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SAI dated February 1, 2017

Saint Louis, MO
Fidelity Investments	48.45% of Class I
Institutional Operations Co. as Agent for Certain Employee Benefit Plans
Covington, KY
Pershing, LLC	11.33% of Class I
Jersey City, New Jersey
Charles Schwab & Co., Inc.	8.97% of Class I
Reinvest Account
San Francisco, CA
Moderate Allocation Fund	7.81% of Class I
Bethesda, MD
Pershing, LLC	23.17% of Class Y
Jersey City, New Jersey
UBS WM USA	16.58% of Class Y
Omni Account M/F
Weehawken, NJ
Merrill Lynch, Pierce, Fenner & Smith	14.34% of Class Y
For the Sole Benefit of its Customers
Jacksonville, FL
National Financial Service Corp.	12.51% of Class Y
For the Exclusive Benefit of Our Customers
Jersey City, NJ
LPL Financial	9.85% of Class Y
Omnibus Customer Account
San Diego, CA
International Equity Fund
Pershing, LLC	5.72% of Class A
Jersey City, NJ
American Enterprise Investment Services, Inc.	5.26% of Class A
Minneapolis, MN
Wells Fargo Clearing Services LLC	11.83% of Class C
Special Custody Account for the Exclusive Benefit of Customers
Saint Louis, MO
Merrill Lynch, Pierce, Fenner & Smith	10.69% of Class C
For the Sole Benefit of its Customers
Jacksonville, FL
Pershing, LLC	9.03% of Class C
Jersey City, NJ
Brown Brothers Harriman & Co.	40.44% of Class I
As Custodian
New York, NY
Moderate Allocation Fund	15.14% of Class I
Bethesda, MD

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SAI dated February 1, 2017

Aggressive Allocation Fund	10.20% of Class I
Bethesda, MD
Cynthia Wayburn & Kelsey Sheldon TTEES	8.66% of Class I
G. James Roush Interim Trust
Bellevue, WA
UBS WM USA	16.72% of Class Y
Omni Account M/F
Weehawken, NJ
National Financial Services Corp.	13.74% of Class Y
For the Exclusive Benefit of our Customers
Jersey City, NJ
Merrill Lynch, Pierce, Fenner & Smith	12.08% of Class Y
For the Sole Benefit of its Customers
Jacksonville, FL
Pershing, LLC	10.50% of Class Y
Jersey City, NJ
American Enterprise Investment Services, Inc.	6.93% of Class Y
Minneapolis, MN
Wells Fargo Clearing Services LLC	6.74% of Class Y
Special Custody Account for the Exclusive Benefit of Customers
Saint Louis, MO
Charles Schwab & Co., Inc.	6.66% of Class Y
Reinvest Account
San Francisco, CA
International Opportunities Fund
Calvert Distributors FBO DC 529	19.61% of Class A
Plan Single Option 6-10
Washington, D.C.
Calvert Distributors FBO DC 529	15.20% of Class A
Plan Single Option 0-5
Washington, D.C.
Calvert Distributors FBO DC 529	8.63% of Class A
Plan Single Option 11-13
Washington, D.C.
Charles Schwab & Co.	5.89% of Class A
Reinvest Account
San Francisco, CA
American Enterprise Investment Services, Inc.	5.03% of Class A
Minneapolis, MN
Wells Fargo Clearing Services LLC	16.05% of Class C
Special Custody Account for the Exclusive Benefit of Customers
Saint Louis, MO

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SAI dated February 1, 2017

Merrill Lynch, Pierce, Fenner & Smith	10.62% of Class C
For the Sole Benefit of its Customers
Jacksonville, FL
Raymond James	9.44% of Class C
Omnibus for Mutual Funds
St. Petersburg, FL
Pershing, LLC	8.59% of Class C
Jersey City, NJ
Charles Schwab & Co.	8.13% of Class C
Special Custody Account for the Benefit of Customers
San Francisco, CA
American Enterprise Investment Services, Inc.	7.29% of Class C
Minneapolis, MN
Charles Schwab & Co.	40.75% of Class I
Reinvest Account
San Francisco, CA
Moderate Allocation Fund	15.24% of Class I
Bethesda, MD
Aggressive Allocation Fund	12.71% of Class I
Bethesda, MD
TIAA-CREF Trust Co. Cust/TTEE FBO:	9.87% of Class I
Retirement Plans for which TIAA Acts as Recordkeeper
Saint Louis, MO
The Denver Foundation	8.12% of Class I
Denver, CO
National Financial Services Corp.	24.74% of Class Y
For the Exclusive Benefit of Our Customers
Jersey City, NJ
Pershing LLC	19.37% of Class Y
Jersey City, NJ
UBS WM USA	12.55% of Class Y
Omni Account M/F
Weehawken, NJ
Merrill Lynch, Pierce, Fenner & Smith	10.79% of Class Y
For the Sole Benefit of its Customers
Jacksonville, FL
American Enterprise Investment Services, Inc.	9.63% of Class Y
Minneapolis, MN
Raymond James	5.98% of Class Y
Omnibus for Mutual Funds House Acct Firm
Saint Louis, MO

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SAI dated February 1, 2017

Emerging Markets Equity Fund
Charles Schwab & Co.	23.17% of Class A
Reinvest Account
San Francisco, CA
American Enterprise Investment Services, Inc.	10.45% of Class A
Minneapolis, MN
Pershing, LLC	5.54% of Class A
Jersey City, NJ
American Enterprise Investment Services, Inc.	13.35% of Class C
Minneapolis, MN
Pershing, LLC	9.98% of Class C
Jersey City, NJ
MSSB FBO Elizabeth Struthers Malbon TOD BS S Malbon, A S Malbon	8.00% of Class C
Blacksburg, VA
UBS WM USA	6.82% of Class C
Omni Account M/F
Weehawken, NJ
NFS LLC FEBO Kiranmayi Achalla Tod Madu Achalla	5.14% of Class C
White Plains, NY
National Financial Services Corp.	30.30% of Class Y
For the Exclusive Benefit of Our Customers
Jersey City, NJ
UBS WM USA	11.56% of Class Y
Omni Account M/F
Weehawken, NJ
American Enterprise Investment Services, Inc.	8.96% of Class Y
Minneapolis, MN
LPL Financial	8.66% of Class Y
Omnibus Customer Account
San Diego, CA
Pershing LLC	8.24% of Class Y
Jersey City, NJ
Charles Schwab & Co., Inc.	5.28% of Class Y
Reinvest Account
San Francisco, CA
Charles Schwab & Co., Inc.	31.82% of Class I
Reinvest Account
San Francisco, CA
Britel Fund Trustees LTD for and Behalf of the BT Pension Scheme	29.19% of Class I
London, E1 8HZ
Moderate Allocation Fund	13.07% of Class I
Bethesda, MD
Aggressive Allocation Fund	8.44% of Class I
Bethesda, MD
National Financial Services Corp.	7.64% of Class I
For the Exclusive Benefit of Our Customers
Jersey City, NJ

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SAI dated February 1, 2017

Beneficial owners of 25% of more of a Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of a Class of a Fund as of such date.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds listed below for the fiscal year ended September 30, 2016, as previously filed electronically with the SEC:

Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund
(Accession No. 0000884110-16-000176)

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Appendix A

SUMMARY OF ADVISER PROXY VOTING POLICY
AND PROCEDURES

The Adviser votes proxies for Clients unless (i) a Client elects to retain proxy voting authority in the applicable investment advisory agreement or (ii) the Client is a sub-advised Fund and voting authority has been delegated to the sub-adviser in the applicable investment sub-advisory agreement. The Adviser’s Proxy Committee provides oversight of the Adviser’s proxy voting activities with respect to portfolio securities held in Client accounts. Clients that wish to vote proxies in a particular manner must retain proxy voting authority in the investment advisory agreement.

The Adviser has established the Calvert Funds’ Global Proxy Voting Guidelines (the “Guidelines”) and will vote proxies for all Clients in accordance with the Guidelines. The Guidelines are consistent with the Calvert Principles of Responsible Investment.

The Adviser has also adopted proxy voting policies and procedures (the “Proxy Voting Policy”) that it believes are reasonably designed to address proxy voting issues that raise potential conflicts of interest. The Proxy Voting Policy seeks to ensure that the Adviser votes proxies in the best interests of its Clients and in accordance with the Guidelines.

The Adviser’s Proxy Committee is responsible for monitoring and resolving material conflicts between the Adviser’s interests and those of its Clients with respect to proxy voting. Adherence to the Guidelines should help to avoid any such conflicts of interest between and any Client account or between different Client accounts. When the Guidelines do not address the manner in which a particular proxy should be voted, the Adviser will contact the Client (or, in the case of the Calvert Funds, the Client’s Audit Committee) to resolve any possible conflict.

Clients may obtain information about how the Adviser voted proxies and its Proxy Voting Policy by emailing Jason Schumacher, Vice President and Fund Oversight Senior Manager, at Jason.Schumacher@Calvert.com.

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Appendix B

GLOBAL PROXY VOTING GUIDELINES FOR
CALVERT FAMILY OF FUNDS

I.  INTRODUCTION

Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations.  A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

Long-Term Value.  Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.  Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.  Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).  The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Adviser votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate adviser the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund adviser generally foresees voting all shares as described except in special circumstances where the adviser determines that a contrary vote may be in the best interests of Fund shareholders.

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When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund adviser cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund adviser will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.

II.  CORPORATE GOVERNANCE

A.  Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Private companies may take some time to achieve an adequate balance of diversity and independence on their boards.  Therefore, for private companies, the fund adviser will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

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Board Independence

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The Fund adviser will oppose slates of directors without at least a majority of independent directors.

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The Fund adviser will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

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The Fund adviser will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

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The Fund adviser will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

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The Fund adviser will oppose slates of directors that result in a board that does not include gender, racial and diversity of perspective.

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The Fund adviser may oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

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The Fund adviser may oppose individual directors who serve as members of the nominating committee and have failed to establish gender and/or racial diversity as a factor in new board member searches.

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The Fund adviser will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

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The Fund adviser will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.

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The Fund adviser will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.

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The Fund adviser will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders.

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The Fund adviser will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.

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The Fund adviser will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.

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The Fund adviser will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.

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The Fund adviser will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.

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The Fund adviser will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

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The Fund adviser will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

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The Fund adviser will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

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The Fund adviser will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

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Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

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The Fund adviser will examine and vote on a case-by-case basis proposals to limit director tenure.

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The Fund adviser will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

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The Fund adviser will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

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The Fund adviser will oppose excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

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The Fund adviser will evaluate director nominees on case-by-case basis in contested election of directors.

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The Fund adviser will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

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The Fund adviser will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

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The Fund adviser will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.  In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where

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shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

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The Fund adviser will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

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The Fund adviser will ordinarily oppose supermajority vote requirements.

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The Fund adviser will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.

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The Fund adviser will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.

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The Fund adviser will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners - whom directors are supposed to represent - are deprived of the same right.  We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

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The Fund adviser will ordinarily support management and shareholder proposals that grant  shareowner access to the proxy ballot.

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The Fund adviser will examine and vote on a case-by-case basis proposals that create threshold targets for shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

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The Fund adviser will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

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The Fund adviser will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

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The Fund adviser will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners - often a majority of shareowners - to exercise influence over the governance of the corporation.  This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

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The Fund adviser will ordinarily oppose proposals to create dual classes of stock.  However, the adviser will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

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The Fund adviser will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.  Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

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The Fund adviser will ordinarily oppose proposals seeking ratification of the auditor when the adviser determines that the independence of the auditor may be compromised.

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The Fund adviser will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

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The Fund adviser will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

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The Fund adviser will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

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The Fund adviser will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

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The Fund adviser will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

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The Fund adviser will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the adviser determines that the independence of the auditor may be compromised.

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The Fund adviser will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them.

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

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The Fund adviser will ordinarily support proposals that call for full disclosure of company financial performance.

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The Fund adviser will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

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The Fund adviser will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

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The Fund adviser will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.

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The Fund adviser will ordinarily support proposals that call for disclosure of related party transactions.

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The Fund adviser will ordinarily support proposals that call for disclosure of the board nominating process.

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions

Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

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The Fund adviser will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.

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B.  Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

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The Fund adviser will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

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The Fund adviser will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

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The Fund adviser will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

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The Fund adviser will support proposals seeking to establish an annual shareholder advisory vote on compensation.

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The Fund adviser will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.

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The Fund adviser will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Compensation Committee

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The Fund adviser may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

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The Fund adviser will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

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The Fund adviser will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

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The Fund adviser will examine and ordinarily oppose proposals for re-pricing of underwater options.

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The Fund adviser will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

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The Fund adviser will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.

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The Fund adviser will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

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The Fund adviser will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

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The Fund adviser will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is

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independent from company management).  The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

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The Fund adviser will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

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The Fund adviser will support proposals requesting that management provide a pay equity report.

Ratio between CEO and Worker Pay

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The Fund adviser will support proposals requesting that management report on the ratio between CEO and employee compensation.

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The Fund adviser will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

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The Fund adviser will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

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The Fund adviser will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

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The Fund adviser will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

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The Fund adviser will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.  Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

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The Fund adviser will support proposals that consider non-financial impacts of mergers.

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The Fund adviser will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

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The Fund adviser will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

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Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.  Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

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The Fund adviser will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Unilateral Charter, Bylaws and Amendments

Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings ("IPOs"). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

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The Fund adviser will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.

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The Fund adviser will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

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The Fund adviser will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

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The Fund adviser will review on case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

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The Fund adviser will ordinarily oppose proposals to reincorporate outside the United States if the adviser determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

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The Fund adviser will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

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The Fund adviser will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund adviser will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized

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common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

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The Fund adviser will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund adviser will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•

The Fund adviser will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

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The Fund adviser will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

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The Fund adviser will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III.  CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.  Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

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The Fund adviser will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•

The Fund adviser will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.  Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

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The Fund adviser will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•

The Fund adviser will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

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The Fund adviser will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

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Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

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The Fund adviser will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change Mitigation

Shareholder initiatives on climate change have focused on companies that contribute materially to climate change.  Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective-and often cost-saving-steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using various guidelines.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

•

The Fund adviser will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•

The Fund adviser will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•

The Fund adviser will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

•

The Fund adviser will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.

Climate Change Adaptation

Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change.  Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts.  Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

•

The Fund adviser will support proposals seeking the preparation of a report on the company’s risks due to climate change.

•

The Fund adviser will support proposals seeking disclosure of the company’s plans to adapt to climate change.

Chemical and Other Global Sustainability Concerns

In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

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The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.

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The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.

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The Fund adviser will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

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Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

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The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.

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The Fund adviser will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

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The Fund adviser will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

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The Fund adviser will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Land-Use Change / Biodiversity Conservation / GMOs

Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

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The Fund adviser will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

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The Fund adviser will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

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The Fund adviser will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Hydraulic Fracturing

Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. http://www.shalegas.energy.gov/resources/111811_final_report.pdf..” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

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The Fund adviser will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.

C.  Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed

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asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

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The Fund adviser will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

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The Fund adviser will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

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The Fund adviser will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

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The Fund adviser will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers.  This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

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The Fund adviser will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

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The Fund adviser will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

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The Fund adviser will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

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The Fund adviser will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

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The Fund adviser will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

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The Fund adviser will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

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Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

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The Fund adviser will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.  International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

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The Fund adviser will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

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The Fund adviser will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.

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The Fund adviser will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

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The Fund adviser will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

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The Fund adviser will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

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The Fund adviser will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

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The Fund adviser will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.

Internet Surveillance/Censorship and Data Security

Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

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The Fund adviser will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

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Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

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The Fund adviser will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation.  Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development.  In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations.  These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions.  Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

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The Fund adviser will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.

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The Fund adviser will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

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The Fund adviser will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

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The Fund adviser will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.  Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.  Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

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The Fund adviser will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

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The Fund adviser will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

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The Fund adviser will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.

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F.  Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

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The Fund adviser will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

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The Fund adviser will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

•

The Fund adviser will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

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The Fund adviser will ordinarily support proposals asking companies to disclose product ingredients.

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The Fund adviser will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

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The Fund adviser will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

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The Fund adviser will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

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The Fund adviser will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•

The Fund adviser will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.

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The Fund adviser will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

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The Fund adviser will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

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The Fund adviser will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

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The Fund adviser will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

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G.  Weapons Contracting

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

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The Fund adviser will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.  Community

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

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The Fund adviser will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

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The Fund adviser will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•

The Fund adviser will support proposals calling on companies to address and eliminate predatory lending practices.

•

The Fund adviser will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•

The Fund adviser will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•

The Fund adviser will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

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I.  Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•

The Fund adviser will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•

The Fund adviser will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•

The Fund adviser will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.

•

The Fund adviser will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.  Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s adviser to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV.  CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections II and III, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment adviser, sub-adviser, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Last Revised March 2016.

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Appendix C

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor’s Ratings Services)

Bonds

AAA:

An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:

An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:

An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:

An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:

An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:

An obligation rated CC is currently highly vulnerable to nonpayment.

C:

An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:

An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Notes

SP-1:

These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:

These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:

These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:

This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:

This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:

This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Calvert World Values Funds

67

SAI dated February 1, 2017

LONG-TERM OBLIGATION RATINGS (source: Moody’s Investors Service)

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:

Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:

Obligations rated B are considered speculative and are subject to high credit risk.

Caa:

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS (source: Moody’s Investors Service)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Calvert World Values Funds

68

SAI dated February 1, 2017

PART C - OTHER INFORMATION

Item 28.

Exhibits

(a)	(1)		Articles of Incorporation (incorporated by reference to Registrant's Initial Registration Statement dated February 18, 1992).
	(2)

Articles Supplementary dated May 7, 1996 incorporated by reference to Registrant’s Post-Effective Amendment No. 13, as filed with the Securities and Exchange Commission on January 28, 2000 (Accession No. 0000884110-00-000001).

	(3)

Articles Supplementary, dated July 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, as filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0000884110-16-000169).

(b)

Amended and Restated By-Laws of the Registrant, adopted December 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, as filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0000884110-16-000169).

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)		Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed herewith.
	(2)		Investment Sub-Advisory Agreement between Calvert Research and Management and Hermes Investment Management Limited for Calvert Emerging Markets Equity Fund dated December 31, 2016 filed herewith.
	(3)

Investment Sub-Advisory Agreement between Calvert Research and Management and Eaton Vance Management (International) Limited for Calvert International Equity Fund dated December 31, 2016 filed herewith.

	(4)

Investment Sub-Advisory Agreement between Calvert Research and Management and Eaton Vance Management (International) Limited for Calvert International Opportunities Fund dated December 31, 2016 filed herewith.

(e)

Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(f)

Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(g)

Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 14, as filed with the Securities and Exchange Commission on January 31, 2001 (Accession No. 0000884110-01-000001).

(h)	(1)

Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)	(a)

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 21, as filed with the Securities and Exchange Commission on May 30, 2007 (Accession No. 0000884110-07-000010).

		(b)

Amendment to the Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 42, as filed with the Securities and Exchange Commission on January 30, 2013 (Accession No. 0000884110-13-000001).

		(c)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on February 1, 2016 (Accession No. 0000884110-16-000097).

	(3)

Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 31, 2016 filed as Exhibit (h)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(4)

Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(5)

Research Agreement with Consultant Norris A. Dodson IV, incorporated by reference to Registrant’s Post-Effective Amendment No. 28, as filed with the Securities and Exchange Commission on January 31, 2011, (Accession No. 0000884110-11-000002).

(i)			Opinion and Consent of Counsel dated January 27, 2017 filed herewith.
(j)

Consent of Independent Registered Public Accounting Firm for Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund dated January 25, 2017 filed herewith.

(m)	(1)

Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)	(a)

Plan of Distribution for Class B and Class C filed as Exhibit (m)(2) to Post-Effective Amendment No. 43 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2006 (Accession No. 0000356682-06-000002) and incorporated herein by reference.

		(b)

Amended Schedule B to Plan of Distribution for Class B and Class C filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 45 of Calvert Responsible Index Series, Inc. (File Nos. 333-34122, 811-09877) filed January 30, 2017 (Accession No. 0000940394-17-000163) and incorporated herein by reference.

	(3)

Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(n)

Amended and Restated Rule 18f-3 Multiple Class Plan effective September 26, 2016 is incorporated by reference to Registrant’s Post-Effective Amendment No. 52, as filed with the Securities and Exchange Commission on December 2, 2016 (Accession No. 0000884110-16-000177).

(p)	(1)

Code of Ethics for the Calvert Funds and Calvert Research and Management, effective December 31, 2016 filed as Exhibit (p)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)

Code of Ethics for Hermes Investment Management Limited, dated July 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 38, as filed with the Securities and Exchange Commission on August 29, 2012 (Accession No. 0000884110-12-000021).

	(3)	Code of Ethics for Eaton Vance Management (International) Limited, dated September 1, 2000 as revised December 14, 2016 filed herewith.
(q)	(1)	Power of Attorney for Registrant’s Directors and Officers dated December 28, 2016 filed herewith.
	(2)

Secretary’s Certificate filed as Exhibit (q)(2) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

Item 29.

 Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.

Indemnification

Article IX, Sections 3 and 4 of the Registrant’s By-Laws provides that the Registrant, out of the Registrant’s assets, shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by reason of the fact that he or she is or was a Director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys’ fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant.

No indemnification shall be provided to any person against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Article IX, Section 9 of the Registrant’s By-Laws provides that Registrant may, upon resolution of a majority of the Registrant’s Board of Directors, purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against him or her or incurred by him or her, or arising out of his or her position, whether or not the Registrant would have the power to indemnify him or her against such liability.

In addition, indemnification against certain liabilities of the Registrant’s directors and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 28.

Item 31.

Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts.  Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

Calvert Management Series

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None

Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Patrick Gill	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None

Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Ryan Jenkins	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Paul Nicely	Vice President	None

Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None

Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.

Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 4550 Montgomery Avenue, Bethesda, MD 20814, Eaton Vance Management and Eaton Vance Management (International) Limited, located at Two International Place, Boston, MA 02110 and Hermes Investment Management Limited, located at 1 Portsoken Street, London, E1 8HZ, United Kingdom.

Item 34.

Management Services

Not Applicable

Item 35.

Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 30, 2017.

CALVERT WORLD VALUES FUND, INC.
By:	/s/ John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 30, 2017.

Signature	Title

/s/ John H. Streur*	President and Director
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Director	Miles D. Harper, III*	Director
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Director	Joy V. Jones*	Director
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Director	Anthony A. Williams*	Director
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Director
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(d)	(1)	Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016
	(2)	Investment Sub-Advisory Agreement between Calvert Research and Management and Hermes Investment Management Limited for Calvert Emerging Markets Equity Fund dated December 31, 2016
	(3)	Investment Sub-Advisory Agreement between Calvert Research and Management and Eaton Vance Management (International) Limited for Calvert International Equity Fund dated December 31, 2016
	(4)	Investment Sub-Advisory Agreement between Calvert Research and Management and Eaton Vance Management (International) Limited for Calvert International Opportunities Fund dated December 31, 2016
(i)		Opinion and Consent of Internal Counsel dated January 27, 2017
(j)

Consent of Independent Registered Public Accounting Firm for Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund dated January 25, 2017

(p)	(3)	Code of Ethics for Eaton Vance Management (International) Limited, dated September 1, 2000 as revised December 14, 2016
(q)	(1)	Power of Attorney for Registrant’s Directors and Officers dated December 28, 2016